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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                               GE U.S. EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 94.7%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.0%
Bed Bath & Beyond, Inc.                                                  80,656   $    2,915,714   (a)
Cablevision Systems Corp. (Class A)                                      38,750          909,463   (a)
Carnival Corp.                                                          110,549        5,911,055
Comcast Corp. (Class A)                                                 398,087       10,226,855   (a)
Comcast Corp. (Class A)                                                   2,403           62,382   (a)
Discovery Holding Co. (Series A)                                         33,215          503,207   (a,j)
eBay, Inc.                                                               27,192        1,176,054   (a)
Kohl's Corp.                                                             27,989        1,360,265   (a,j)
Koninklijke Philips Electronics N.V. ADR                                 74,699        2,323,139   (j)
Liberty Global Inc. (Series C)                                           89,258        1,892,270   (a)
Liberty Global, Inc. (Series A)                                          69,640        1,566,900   (a)
Liberty Media Corp. (Series A)                                          916,920        7,216,160   (a)
Lowe's Companies, Inc.                                                   55,324        3,687,898
News Corp. (Class A)                                                    117,900        1,833,345
Omnicom Group, Inc.                                                      63,894        5,439,296
Ross Stores, Inc.                                                        48,161        1,391,853   (j)
Starwood Hotels & Resorts Worldwide Inc. (Class B) (REIT)                29,018        1,853,089
Target Corp.                                                            104,249        5,730,568
The Home Depot, Inc.                                                    169,394        6,857,069
Time Warner Inc.                                                        188,636        3,289,812
Viacom Inc. (Class B)                                                   288,612        9,408,751
                                                                                      75,555,145

CONSUMER STAPLES - 9.0%
Altria Group, Inc.                                                        5,635          421,047
Anheuser-Busch Companies, Inc.                                           11,072          475,653   (h)
Clorox Co.                                                              148,790        8,464,663
Colgate-Palmolive Co.                                                   146,686        8,045,727
General Mills, Inc.                                                      33,215        1,638,164
Kellogg Co.                                                             111,401        4,814,751
Kimberly-Clark Corp.                                                     55,358        3,302,105
PepsiCo, Inc.                                                           221,441       13,082,734
Procter & Gamble Co.                                                     49,700        2,876,636
Sara Lee Corp.                                                          110,626        2,090,831
The Coca-Cola Co.                                                       251,212       10,126,356
Wal-Mart Stores, Inc.                                                    29,893        1,398,992
                                                                                      56,737,659

ENERGY - 9.0%
Amerada Hess Corp.                                                       28,188        3,574,802
Burlington Resources, Inc.                                               68,931        5,941,852
EnCana Corp.                                                             44,984        2,031,477
EOG Resources, Inc.                                                      22,143        1,624,632
Exxon Mobil Corp.                                                       359,117       20,171,602   (h)
Halliburton Co.                                                         119,838        7,425,162
Occidental Petroleum Corp.                                               49,811        3,978,903
Schlumberger Ltd.                                                       121,897       11,842,294
                                                                                      56,590,724

FINANCIALS - 16.5%
AFLAC Incorporated                                                       60,650        2,815,373
Allstate Corp.                                                          118,388        6,401,239
American International Group, Inc.                                      158,965       10,846,182   (h)
Bank of America Corp.                                                   337,831       15,590,901
Berkshire Hathaway, Inc. (Class B)                                          915        2,685,983   (a)
BlackRock Inc. (Class A)                                                  9,422        1,022,099   (j)
Chubb Corp.                                                              63,483        6,199,115
Citigroup, Inc.                                                         166,648        8,087,427
Federal Home Loan Mortgage Corp.                                         43,334        2,831,877
Federal National Mortgage Assoc.                                        129,869        6,338,906
HCC Insurance Holdings, Inc.                                             31,000          920,080
JPMorgan Chase & Co.                                                     14,947          593,246
MBNA Corp.                                                              156,197        4,240,749
Mellon Financial Corp.                                                  176,380        6,041,015
Merrill Lynch & Company, Inc.                                            69,706        4,721,187
Morgan Stanley                                                           78,140        4,433,664
Principal Financial Group                                                26,671        1,265,006   (j)
Prudential Financial, Inc.                                               22,973        1,681,394   (j)
SLM Corp.                                                                28,808        1,587,033
State Street Corp.                                                      151,414        8,394,392   (e)
SunTrust Banks, Inc.                                                     77,947        5,671,424
Wells Fargo & Co.                                                        16,607        1,043,418
                                                                                     103,411,710

HEALTHCARE - 13.7%
Abbott Laboratories                                                     296,916       11,707,398   (h)
Aetna, Inc.                                                              66,639        6,284,724
Amgen, Inc.                                                              96,997        7,649,183   (a)
Boston Scientific Corp.                                                  27,989          685,451   (a)
Bristol-Myers Squibb Co.                                                 11,072          254,435
Eli Lilly & Co.                                                          34,455        1,949,808
GlaxoSmithKline PLC ADR                                                  60,204        3,039,098
HCA Inc.                                                                 22,143        1,118,222
Johnson & Johnson                                                       204,114       12,267,251
LIncare Holdings Inc.                                                    71,854        3,011,401   (a)
Medco Health Solutions, Inc.                                             38,750        2,162,250   (a,j)
Medtronic Inc.                                                           24,236        1,395,267
Novartis AG ADR                                                          32,107        1,684,975   (j)
Pfizer Inc.                                                             710,486       16,568,534
Smith & Nephew PLC ADR                                                   15,389          713,280   (j)
UnitedHealth Group Incorporated                                          81,453        5,061,489
Wyeth                                                                   224,778       10,355,522   (h)
                                                                                      85,908,288

INDUSTRIALS - 7.8%
ABB Ltd. ADR                                                            149,465        1,452,800   (a,j)
Burlington Northern Santa Fe Corp.                                       29,018        2,055,055   (j)
Cooper Industries Ltd.                                                   12,179          889,067
Corinthian Colleges, Inc.                                                51,233          603,525   (a,j)
Danaher Corp.                                                            17,161          957,241   (j)
Deere & Co.                                                              51,483        3,506,507   (j)
Dover Corp.                                                             196,674        7,963,330   (h)
Eaton Corp.                                                              83,391        5,594,702
General Dynamics Corp.                                                   15,877        1,810,772
Honeywell International Inc.                                             14,504          540,274
ITT Industries, Inc.                                                      4,705          483,768
Northrop Grumman Corp.                                                   52,601        3,161,846
Rockwell Collins, Inc.                                                   11,603          539,191
Southwest Airlines Co.                                                  153,673        2,524,847
Textron Inc.                                                             44,563        3,430,460
3M Co.                                                                    9,068          702,770
Tyco International Ltd.                                                 210,115        6,063,919
United Technologies Corp.                                               106,220        5,938,760
Waste Management, Inc.                                                   34,388        1,043,676
                                                                                      49,262,510

INFORMATION TECHNOLOGY - 17.7%
Activision, Inc.                                                         38,750          532,425   (a,j)
Analog Devices, Inc.                                                    141,373        5,071,050
Applied Materials, Inc.                                                  55,358          993,123
Automatic Data Processing, Inc.                                          76,150        3,494,524
Certegy, Inc.                                                            31,000        1,257,360   (j)
Checkfree Corp.                                                          16,607          762,261   (a)
Cisco Systems, Inc.                                                     414,179        7,090,744   (a)
Dell, Inc.                                                              117,878        3,535,161   (a)
EMC Corporation                                                         313,512        4,270,033   (a)
First Data Corp.                                                        365,426       15,716,972
Hewlett-Packard Co.                                                      43,633        1,249,213
Intel Corp.                                                             303,343        7,571,441
International Business Machines Corp.                                    63,033        5,181,313
Intuit Inc.                                                             141,527        7,543,389   (a)
Linear Technology Corp.                                                  47,497        1,713,217
Microsoft Corp.                                                         893,302       23,359,847   (h)
Molex Inc. (Class A)                                                    196,530        4,832,673
Novell, Inc.                                                             72,552          640,634   (a,j)
Novellus Systems, Inc.                                                   87,210        2,103,505   (a)
Oracle Corp.                                                            851,986       10,402,749   (a)
Sun Microsystems, Inc.                                                  206,783          866,421   (a)
Xerox Corp.                                                              77,501        1,135,390   (a,j)
Yahoo! Inc.                                                              40,311        1,579,385   (a)
                                                                                     110,902,830

MATERIALS - 4.3%
Air Products & Chemicals, Inc.                                           40,079        2,372,276
Alcan Inc.                                                               14,504          593,939   (j)
Alcoa, Inc.                                                              29,018          858,062   (j)
Barrick Gold Corp.                                                       83,258        2,320,400   (j)
Dow Chemical Co.                                                         40,134        1,758,672   (j)
Freeport-McMoRan Copper & Gold Inc. (Class B)                            82,250        4,425,050
MeadWestvaco Corp.                                                       22,512          631,011
Monsanto Co.                                                             95,946        7,438,693
Newmont Mining Corp.                                                     57,395        3,064,893
Praxair, Inc.                                                            34,211        1,811,815
Weyerhaeuser Co.                                                         22,486        1,491,721
                                                                                      26,766,532

TELECOMMUNICATION SERVICES - 2.5%
Alltel Corp.                                                             75,909        4,789,858
Sprint Corporation                                                      161,544        3,773,668
Verizon Communications Inc.                                              43,533        1,311,214
Vodafone Group PLC ADR                                                  259,140        5,563,736
                                                                                      15,438,476

UTILITIES - 2.2%
American Electric Power Company, Inc.                                    29,893        1,108,731
Constellation Energy Group, Inc.                                         50,651        2,917,498
Dominion Resources, Inc.                                                 31,919        2,464,147   (j)
Entergy Corp.                                                            27,568        1,892,543
PG&E Corp.                                                               83,180        3,087,642
PPL Corp.                                                                40,422        1,188,407   (j)
Southern Co.                                                             43,389        1,498,222
                                                                                      14,157,190

TOTAL COMMON STOCK                                                                   594,731,064
  (COST $547,908,310)

------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.2%
------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                       128,326        4,064,084
Industrial Select Sector SPDR Fund                                      519,280       16,315,778

TOTAL EXCHANGE TRADED FUNDS                                                           20,379,862
  (COST $17,243,108)

TOTAL INVESTMENTS IN SECURITIES                                                      615,110,926
  (COST $565,151,418)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.9%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.0%
GEI Short Term Investment Fund
  4.42%                                                              12,378,952       12,378,952   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 2.8%
State Street Navigator Securities Lending Prime Portfolio
  4.29%                                                              17,593,943       17,593,943   (d,e)

                                                                      PRINCIPAL
                                                                         AMOUNT
-------------------------------------------------------------------------------
TIME DEPOSIT -0.1%
State Street Corp.
  3.95%                                  01/03/06              $        485,000          485,000   (e)

TOTAL SHORT-TERM INVESTMENTS                                                          30,457,895
  (COST $30,457,895)

TOTAL INVESTMENTS                                                                    645,568,821
  (COST $595,609,313)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.8)%                                  (17,421,589)

                                                                                  --------------
NET ASSETS - 100.0%                                                               $  628,147,232
                                                                                  ==============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following short futures contracts open at December 31, 2005:

                                                                  NUMBER OF       CURRENT NOTIONAL      UNREALIZED
               DESCRIPTION                  EXPIRATION DATE       CONTRACTS             VALUE          APPRECIATION
---------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                        March 2006             6           $     (1,882,200)  $         26,775

                              GE VALUE EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 96.1%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.4%
Cablevision Systems Corp. (Class A)                                       8,359   $      196,186   (a)
Comcast Corp. (Class A)                                                  17,912          460,159   (a)
Koninklijke Philips Electronics N.V. ADR                                 16,071          499,808
Liberty Global Inc. (Series C)                                            5,476          116,091   (a)
Liberty Global, Inc. (Series A)                                           4,695          105,637   (a)
Lowe's Companies, Inc.                                                    6,651          443,356
News Corp. (Class A)                                                     25,433          395,483
Omnicom Group, Inc.                                                       6,260          532,914
Ross Stores, Inc.                                                        10,389          300,242
Starwood Hotels & Resorts Worldwide Inc. (Class B) (REIT)                 6,260          399,764
Target Corp.                                                              6,986          384,020
Time Warner Inc.                                                         40,692          709,668
Viacom Inc. (Class B)                                                    17,196          560,590
                                                                                       5,103,918

CONSUMER STAPLES - 10.1%
Altria Group, Inc.                                                        1,216           90,860
Anheuser-Busch Companies, Inc.                                            2,388          102,588
Clorox Co.                                                               17,315          985,050
General Mills, Inc.                                                       7,165          353,378
Kellogg Co.                                                              11,941          516,090
Kimberly-Clark Corp.                                                     11,942          712,340
PepsiCo, Inc.                                                            18,311        1,081,814   (h)
Procter & Gamble Co.                                                     10,721          620,531
Sara Lee Corp.                                                           11,942          225,704
The Coca-Cola Co.                                                        13,016          524,675
Wal-Mart Stores, Inc.                                                     6,448          301,766   (h)
                                                                                       5,514,796

ENERGY - 8.8%
Amerada Hess Corp.                                                        1,643          208,365
Burlington Resources, Inc.                                               10,955          944,321
EnCana Corp.                                                              9,704          438,233
Exxon Mobil Corp.                                                        38,810        2,179,958
Halliburton Co.                                                           4,538          281,174
Occidental Petroleum Corp.                                                4,695          375,037
Schlumberger Ltd.                                                         3,702          359,649
                                                                                       4,786,737

FINANCIALS - 17.0%
AFLAC Incorporated                                                        1,956           90,798
Allstate Corp.                                                           14,086          761,630
American International Group, Inc.                                        7,824          533,832   (h)
Bank of America Corp.                                                    27,704        1,278,540
BlackRock Inc. (Class A)                                                  2,032          220,431   (j)
Chubb Corp.                                                               6,539          638,533
Citigroup, Inc.                                                          22,694        1,101,340
Federal Home Loan Mortgage Corp.                                          9,195          600,893
Federal National Mortgage Assoc.                                          5,493          268,113
JPMorgan Chase & Co.                                                      3,224          127,961
MBNA Corp.                                                               14,086          382,435
Mellon Financial Corp.                                                   15,259          522,621
Merrill Lynch & Company, Inc.                                             7,046          477,226
Morgan Stanley                                                           12,500          709,250
Principal Financial Group                                                 2,627          124,599
Prudential Financial, Inc.                                                4,956          362,730
State Street Corp.                                                        8,359          463,423   (e)
SunTrust Banks, Inc.                                                      5,015          364,891
Wells Fargo & Co.                                                         3,582          225,057
                                                                                       9,254,303

HEALTHCARE - 13.1%
Abbott Laboratories                                                      25,316          998,210   (h)
Aetna, Inc.                                                               6,339          597,831
Bristol-Myers Squibb Co.                                                  2,424           55,704
Eli Lilly & Co.                                                           7,432          420,577
GlaxoSmithKline PLC ADR                                                  12,959          654,170
HCA Inc.                                                                  4,776          241,188
Johnson & Johnson                                                        11,344          681,774
Medco Health Solutions, Inc.                                              8,359          466,432   (a)
Novartis AG ADR                                                           6,926          363,476
Pfizer Inc.                                                              53,214        1,240,950
UnitedHealth Group Incorporated                                          10,628          660,424
Wyeth                                                                    15,452          711,874
                                                                                       7,092,610

INDUSTRIALS - 9.7%
ABB Ltd. ADR                                                             32,242          313,392   (a,j)
Burlington Northern Santa Fe Corp.                                        6,260          443,333
Cooper Industries Ltd.                                                    2,627          191,771
Deere & Co.                                                              11,106          756,430
Eaton Corp.                                                               9,971          668,954
General Dynamics Corp.                                                    3,425          390,621
Honeywell International Inc.                                              3,129          116,555
ITT Industries, Inc.                                                      1,015          104,362
Northrop Grumman Corp.                                                   11,347          682,068
Rockwell Collins, Inc.                                                    2,503          116,314
Textron Inc.                                                              3,821          294,141
3M Co.                                                                    1,956          151,590
Tyco International Ltd.                                                  19,095          551,082
United Technologies Corp.                                                 8,763          489,939
                                                                                       5,270,552

INFORMATION TECHNOLOGY - 14.2%
Analog Devices, Inc.                                                     17,196          616,821
Applied Materials, Inc.                                                  11,941          214,222
Cisco Systems, Inc.                                                      36,780          629,674   (a)
EMC Corporation                                                           7,043           95,926   (a)
First Data Corp.                                                         23,286        1,001,531
Hewlett-Packard Co.                                                       9,412          269,466
Intel Corp.                                                              25,555          637,853
International Business Machines Corp.                                    13,375        1,099,425
Microsoft Corp.                                                          64,485        1,686,283
Novell, Inc.                                                             15,651          138,198   (a)
Oracle Corp.                                                             75,232          918,583   (a)
Sun Microsystems, Inc.                                                   44,607          186,903   (a)
Xerox Corp.                                                              16,718          244,919   (a)
                                                                                       7,739,804

MATERIALS - 6.7%
Air Products & Chemicals, Inc.                                            8,646          511,757
Alcan Inc.                                                                3,129          128,133
Alcoa, Inc.                                                               6,260          185,108
Barrick Gold Corp.                                                       11,751          327,500   (j)
Dow Chemical Co.                                                          8,658          379,394
Freeport-McMoRan Copper & Gold Inc. (Class B)                            12,539          674,598
MeadWestvaco Corp.                                                        4,777          133,899
Monsanto Co.                                                              3,165          245,382
Newmont Mining Corp.                                                      6,260          334,284
Praxair, Inc.                                                             7,380          390,845
Weyerhaeuser Co.                                                          4,851          321,815
                                                                                       3,632,715

TELECOMMUNICATION SERVICES - 3.1%
Alltel Corp.                                                              9,315          587,777
Sprint Corporation                                                       18,545          433,211
Verizon Communications Inc.                                               9,391          282,857   (h)
Vodafone Group PLC ADR                                                   17,215          369,606
                                                                                       1,673,451

UTILITIES - 4.0%
American Electric Power Company, Inc.                                     6,448          239,156
Constellation Energy Group, Inc.                                         10,747          619,027
Dominion Resources, Inc.                                                  6,886          531,599
Entergy Corp.                                                             5,947          408,262
PG&E Corp.                                                               10,389          385,640
                                                                                       2,183,684

TOTAL COMMON STOCK                                                                    52,252,570
  (COST $45,963,603)

------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.3%
------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                        11,173          353,849
Industrial Select Sector SPDR Fund                                       45,658        1,434,574

TOTAL EXCHANGE TRADED FUNDS                                                            1,788,423
  (COST $1,519,151)

TOTAL INVESTMENTS IN SECURITIES                                                       54,040,993
  (COST $47,482,754)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.7%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.6%
GEI Short Term Investment Fund
  4.42%                                                                 313,462          313,462   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 1.1%
State Street Navigator Securities Lending Prime Portfolio
  4.29%                                                                 591,531          591,531   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                             904,993
  (COST $904,993)

TOTAL INVESTMENTS                                                                     54,945,986
  (COST $48,387,747)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.1)%                                     (597,245)

                                                                                  --------------
NET ASSETS - 100.0%                                                               $   54,348,741
                                                                                  ==============

                         GE SMALL-CAP VALUE EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 98.8%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.2%
American Eagle Outfitters                                                46,100   $    1,059,378
Arbitron, Inc.                                                           27,000        1,025,460
Brinker International, Inc.                                              29,300        1,132,738
Finish Line (Class A)                                                    73,500        1,280,370
Interactive Data Corp.                                                   65,700        1,492,047
Meritage Homes Corp.                                                     20,700        1,302,444   (a)
RARE Hospitality International, Inc.                                     18,300          556,137   (a)
Standard-Pacific Corp.                                                   48,300        1,777,440
The Talbots, Inc.                                                        30,700          854,074
The Warnaco Group, Inc.                                                  26,400          705,408   (a)
Timberland Co. (Class A)                                                 40,800        1,328,040   (a)
Triarc Companies, Inc. (Class B)                                         48,700          723,195   (j)
                                                                                      13,236,731

CONSUMER STAPLES - 2.3%
Central European Distribution Corp.                                      20,400          818,856   (a,j)
Smithfield Foods, Inc.                                                   48,200        1,474,920   (a)
                                                                                       2,293,776

ENERGY - 7.6%
Chesapeake Energy Corp.                                                  62,300        1,976,779   (j)
Hydril Company                                                           19,400        1,214,440   (a)
Oil States International, Inc.                                           77,200        2,445,696   (a)
St. Mary Land & Exploration Co.                                          53,900        1,984,059
                                                                                       7,620,974

FINANCIALS - 18.4%
American Equity Investment Life Holding Company                          24,200          315,810   (j)
BioMed Realty Trust, Inc. (REIT)                                         61,900        1,510,360
Cullen/Frost Bankers, Inc.                                               25,500        1,368,840
Federal Realty Investment Trust (REIT)                                   33,000        2,001,450
HCC Insurance Holdings, Inc.                                             58,600        1,739,248
Hilb Rogal & Hobbs Co.                                                   36,800        1,417,168
Jones Lang LaSalle Inc.                                                  33,600        1,691,760
Omega Healthcare Investors, Inc. (REIT)                                  87,100        1,096,589
Platinum Underwriters Holdings Ltd.                                       3,300          102,531   (j)
Raymond James Financial, Inc.                                            44,950        1,693,266
Sandy Spring Bancorp, Inc.                                               18,600          648,768   (j)
Sky Financial Group, Inc.                                                25,700          714,974
Sterling Bancorp                                                         27,257          537,781   (j)
W Holding Company, Inc.                                                 109,195          898,675   (j)
Webster Financial Corp.                                                  29,100        1,364,790
Westamerica Bancorporation                                               24,200        1,284,294
                                                                                      18,386,304

HEALTHCARE - 15.9%
Centene Corp.                                                           107,800        2,834,062   (a,h)
Computer Programs and Systems, Inc.                                      42,300        1,752,489
Immunicon Corp.                                                          25,000           85,750   (a,j)
Intermagnetics General Corp.                                             56,850        1,813,515   (a,j)
KV Pharmaceutical Co. (Class A)                                          56,500        1,163,900   (a,j)
LifePoint Hospitals, Inc.                                                25,900          971,250   (a)
Medical Action Industries Inc.                                           37,800          772,632   (a)
Molina Healthcare, Inc.                                                  26,300          700,632   (a,j)
Noven Pharmaceuticals Inc.                                               88,600        1,340,518   (a,j)
The Cooper Companies, Inc.                                               27,300        1,400,490
Thoratec Corp.                                                           69,400        1,435,886   (a,j)
Varian, Inc.                                                             41,200        1,639,348   (a)
                                                                                      15,910,472

INDUSTRIALS - 21.4%
ADESA, Inc.                                                              76,600        1,870,572
Comfort Systems USA, Inc.                                                53,300          490,360
DRS Technologies, Inc.                                                   50,900        2,617,278
EDO Corp.                                                                21,600          584,496   (j)
Genesee & Wyoming Inc. (Class A)                                         87,087        3,270,117   (a)
Harsco Corp.                                                             11,700          789,867
Manitowoc Co.                                                            49,000        2,460,780
Mine Safety Appliances Co.                                               23,400          847,314   (j)
Mueller Industries, Inc.                                                 35,400          970,668
Oshkosh Truck Corp.                                                      55,500        2,474,745
Quanta Services, Inc.                                                    49,300          649,281   (a,j)
RailAmerica, Inc.                                                        29,200          320,908   (a,j)
Teledyne Technologies Inc.                                               44,900        1,306,590   (a)
TeleTech Holdings Inc.                                                  101,700        1,225,485   (a,j)
Woodward Governor Co.                                                    17,700        1,522,377
                                                                                      21,400,838

INFORMATION TECHNOLOGY - 16.7%
Blackbaud, Inc.                                                          60,300        1,029,924
Digital Insight Corp.                                                    31,100          995,822   (a)
Intergraph Corp.                                                         37,900        1,887,799   (a)
Itron, Inc.                                                              17,500          700,700   (a,j)
Lipman Electronic Engineering Ltd.                                       10,700          248,989   (a)
Manhattan Associates, Inc.                                               33,600          688,128   (a)
Micros Systems, Inc.                                                     48,600        2,348,352   (a)
Mobility Electronics, Inc.                                              100,700          972,762   (a,j)
MoneyGram International, Inc.                                            68,800        1,794,304
Parametric Technology Corp.                                             295,500        1,802,550   (a,h)
Photon Dynamics, Inc.                                                    39,100          714,748   (a,j)
Plantronics, Inc.                                                        19,400          549,020   (j)
Semtech Corp.                                                            42,700          779,702   (a)
The BISYS Group, Inc.                                                    43,200          605,232   (a)
TNS, Inc.                                                                26,600          510,188   (a,j)
Websense, Inc.                                                           16,600        1,089,624   (a)
                                                                                      16,717,844

MATERIALS - 2.8%
Commercial Metals Co.                                                    48,800        1,831,952
Packaging Corporation of America                                         42,700          979,965   (j)
                                                                                       2,811,917

UTILITIES - 0.5%
IDACORP, Inc.                                                            17,000          498,100

TOTAL INVESTMENTS IN SECURITIES                                                       98,876,956
  (COST $75,384,752)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.8%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.1%
GEI Short Term Investment Fund
  4.42%                                                               1,075,674        1,075,674   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 15.7%
State Street Navigator Securities Lending Prime Portfolio
  4.29%                                                              15,666,149       15,666,149   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                          16,741,823
  (COST $16,741,823)

TOTAL INVESTMENTS                                                                    115,618,779
  (COST $92,126,575)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (15.6)%                                 (15,582,204)

                                                                                  --------------
NET ASSETS - 100.0%                                                               $  100,036,575
                                                                                  ==============

                              GE GLOBAL EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 97.6%
------------------------------------------------------------------------------------------------
AUSTRALIA - 0.3%
Energy Resources of Australia Ltd.                                       21,574   $      156,040

BRAZIL - 2.4%
Cia Vale do Rio Doce ADR                                                 19,871          720,324   (h)
Petroleo Brasileiro S.A. ADR                                              8,931          574,888
                                                                                       1,295,212

CANADA - 1.5%
Angiotech Pharmaceuticals, Inc.                                          18,015          236,897   (a,j)
Barrick Gold Corp.                                                       10,065          280,512
Potash Corp of Saskatchewan                                               3,951          316,949
                                                                                         834,358

CHINA - 0.9%
China Petroleum & Chemical Corp.                                      1,030,000          508,122

FINLAND - 1.4%
Nokia OYJ                                                                42,156          768,253

FRANCE - 3.9%
BNP Paribas                                                               6,995          563,953   (j)
Sanofi-Aventis                                                            5,192          453,192
Total S.A.                                                                3,108          777,934   (j)
Veolia Environnement                                                      6,639          299,459   (j)
                                                                                       2,094,538

GERMANY - 3.3%
Allianz AG (Regd.)                                                        3,695          557,618
E.ON AG                                                                   7,080          729,813
Siemens AG (Regd.)                                                        5,959          508,895
                                                                                       1,796,326

HONG KONG - 0.7%
Jardine Matheson Holdings Ltd.                                           13,698          235,606
Link (REIT)                                                              81,500          154,516   (a)
                                                                                         390,122

INDIA - 1.0%
ICICI Bank Ltd. ADR                                                       5,996          172,685
Reliance Industries Ltd. GDR                                              9,017          356,442   (b)
                                                                                         529,127

ITALY - 4.3%
Ente Nazionale Idrocarburi S.p.A.                                        23,972          662,511   (j)
Saipem S.p.A.                                                            21,576          352,737
UniCredito Italiano S.p.A.                                              188,952        1,297,152
                                                                                       2,312,400

JAPAN - 15.8%
Bank of Yokohama Ltd.                                                    15,000          122,638   (j)
Hoya Corp.                                                               20,000          718,461
Jupiter Telecommunications Co.                                            1,119          892,128   (a,j)
Mitsubishi Estate Co. Ltd. (REIT)                                        43,000          892,570   (j)
Mitsubishi UFJ Financial Group, Inc.                                         22          298,229
Nidec Corp.                                                              12,500        1,062,230   (j)
Nomura Holdings, Inc.                                                    67,900        1,300,127
SMC Corp.                                                                 6,307          900,389
Tokyu Corp.                                                              73,000          515,818   (j)
Toray Industries Inc.                                                    57,000          464,577
Toyota Motor Corp.                                                       26,600        1,379,243
                                                                                       8,546,410

MEXICO - 0.7%
America Movil S.A. de C.V. ADR (Series L)                                12,266          358,903

NETHERLANDS - 2.0%
Koninklijke Philips Electronics N.V.                                     34,750        1,075,971

NORWAY - 1.1%
Stolt Offshore S.A.                                                      52,843          612,616   (a)

SINGAPORE - 1.5%
CapitaLand Ltd.                                                         387,073          800,776

SOUTH KOREA - 0.8%
Samsung Electronics Co. Ltd.                                                690          449,829

SPAIN - 1.0%
Banco Santander Central Hispano S.A. (Regd.)                             43,165          567,705   (j)

SWEDEN - 2.4%
Sandvik AB                                                               28,233        1,312,569

SWITZERLAND - 4.2%
ABB Ltd. (Regd.)                                                         25,917          250,724   (a)
Holcim Ltd. (Regd.)                                                       2,288          155,375
Nestle S.A. (Regd.)                                                       2,560          763,367
Roche Holding AG                                                          7,262        1,087,137
                                                                                       2,256,603

UNITED KINGDOM - 12.0%
BHP Billiton PLC                                                         93,205        1,519,292
Brambles Industries PLC                                                  78,576          562,514
Diageo PLC                                                               38,369          554,955
GlaxoSmithKline PLC                                                      34,371          866,804
Prudential PLC                                                           43,436          410,128
Reed Elsevier PLC                                                        45,942          430,635
Rio Tinto PLC (Regd.)                                                    12,330          561,998
Smith & Nephew PLC                                                       74,932          688,865
Smiths Group PLC                                                         49,380          886,727
                                                                                       6,481,918

UNITED STATES - 36.4%
Abbott Laboratories                                                      10,019          395,049
Activision, Inc.                                                         18,338          251,964   (a)
Alltel Corp.                                                              7,119          449,209
Amgen, Inc.                                                               2,055          162,057   (a)
Analog Devices, Inc.                                                     14,015          502,718
Bank of America Corp.                                                    13,828          638,162
Cisco Systems, Inc.                                                      11,093          189,912   (a)
Colgate-Palmolive Co.                                                     7,163          392,891
Comcast Corp. (Class A)                                                  17,162          440,892   (a,h)
Dominion Resources, Inc.                                                  6,099          470,843
eBay, Inc.                                                                9,602          415,286   (a)
FedEx Corp.                                                               4,078          421,624
Hexcel Corp.                                                             24,819          447,983   (a)
Intel Corp.                                                               5,998          149,710
Johnson & Johnson                                                        11,238          675,404
Kellogg Co.                                                               4,229          182,777
MBNA Corp.                                                               14,746          400,354
Medco Health Solutions, Inc.                                             10,262          572,620   (a)
Mellon Financial Corp.                                                   21,814          747,129
Microsoft Corp.                                                          50,023        1,308,101   (h)
Monsanto Co.                                                             17,792        1,379,414
Occidental Petroleum Corp.                                                7,245          578,731
Oracle Corp.                                                             52,460          640,537   (a,h)
PepsiCo, Inc.                                                             7,884          465,787
Pfizer Inc.                                                              33,886          790,222
Praxair, Inc.                                                            22,711        1,202,775
Rockwell Automation, Inc.                                                 2,757          163,104
Schlumberger Ltd.                                                        16,365        1,589,860
Starwood Hotels & Resorts Worldwide Inc. (Class B) (REIT)                 2,298          146,750
State Street Corp.                                                       15,576          863,533   (e)
Target Corp.                                                              7,226          397,213
United Technologies Corp.                                                19,783        1,106,068
UnitedHealth Group Incorporated                                           8,273          514,084
Yahoo! Inc.                                                              17,848          699,285   (a)
                                                                                      19,752,048

TOTAL COMMON STOCK                                                                    52,899,846
  (COST $43,181,895)

------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.6%
------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                         5,720          181,152
Industrial Select Sector SPDR Fund                                       22,762          715,182   (h)

TOTAL EXCHANGE TRADED FUNDS                                                              896,334
  (COST $757,671)

TOTAL INVESTMENTS IN SECURITIES                                                       53,796,180
  (COST $43,939,566)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.0%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.3%
GEI Short Term Investment Fund
  4.42%                                                                 138,433          138,433   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 8.7%
State Street Navigator Securities Lending Prime Portfolio
  4.29%                                                               4,741,941        4,741,941   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                           4,880,374
  (COST $4,880,374)

TOTAL INVESTMENTS                                                                     58,676,554
  (COST $48,819,940)

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%                                        (4,458,269)

                                                                                  --------------
NET ASSETS - 100.0%                                                               $   54,218,285
                                                                                  ==============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Global Equity Fund was invested in the following sectors at December 31, 2005:

                                                                                    PERCENTAGE
                                                                                    (BASED ON
SECTOR                                                                             MARKET VALUE)
------------------------------------------------------------------------------------------------
Financials                                                                                 17.39%
Industrials                                                                                13.28%
Materials                                                                                  11.51%
Information Technology                                                                     11.49%
Healthcare                                                                                 10.98%
Energy                                                                                     10.25%
Consumer Discretionary                                                                      8.82%
Short-Term                                                                                  8.32%
Consumer Staples                                                                            4.02%
Utilities                                                                                   2.56%
Telecommunication Services                                                                  1.38%

                                                                                  --------------
                                                                                          100.00%
                                                                                  ==============

                          GE INTERNATIONAL EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 97.4%
------------------------------------------------------------------------------------------------
BRAZIL - 3.0%
Cia Vale do Rio Doce ADR                                                 51,184   $    2,105,710
Petroleo Brasileiro S.A. ADR                                             19,858        1,278,259
                                                                                       3,383,969

CANADA - 1.3%
Canadian National Railway Co.                                             8,773          699,497
Nortel Networks Corp.                                                    66,812          203,041   (a)
Potash Corp of Saskatchewan                                               6,150          490,182   (j)
                                                                                       1,392,720

CHINA - 0.5%
China Petroleum & Chemical Corp.                                      1,048,000          517,002

DENMARK - 0.5%
Group 4 Securicor PLC                                                   184,743          520,037

EGYPT - 0.1%
Orascom Construction Industries                                           3,204          122,828

FINLAND - 1.9%
Nokia OYJ                                                               116,414        2,121,534

FRANCE - 11.2%
Accor S.A.                                                                2,963          162,378   (h,j)
AXA S.A.                                                                 42,432        1,364,381   (j)
BNP Paribas                                                              24,131        1,945,495   (j)
Carrefour S.A.                                                           16,439          767,481   (j)
Credit Agricole S.A.                                                     35,644        1,118,788
France Telecom S.A.                                                      25,563          632,908
Lagardere S.C.A. (Regd.)                                                  4,124          316,190   (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                     9,473          838,599   (j)
Renault S.A.                                                              2,099          170,588   (j)
Sanofi-Aventis                                                           12,320        1,075,372
Total S.A.                                                               10,527        2,634,913   (j)
Veolia Environnement                                                     33,239        1,499,278   (j)
                                                                                      12,526,371

GERMANY - 5.6%
Allianz AG (Regd.)                                                        6,885        1,039,026
BASF AG                                                                  13,140        1,002,959
Bayerische Motoren Werke AG                                               5,074          221,746
E.ON AG                                                                  16,076        1,657,128   (h)
Linde AG                                                                  7,336          569,120   (j)
Siemens AG (Regd.)                                                       20,199        1,724,983
                                                                                       6,214,962

HONG KONG - 1.8%
Hongkong Land Holdings Ltd.                                             193,999          609,157
Jardine Matheson Holdings Ltd.                                           27,833          478,728
Sun Hung Kai Properties Ltd. (REIT)                                      94,455          922,799   (j)
                                                                                       2,010,684

INDIA - 1.6%
ICICI Bank Ltd. ADR                                                      24,701          711,389
Reliance Industries Ltd. GDR                                             28,234        1,116,090   (b)
                                                                                       1,827,479

ITALY - 5.3%
Banca Intesa S.p.A.                                                     183,119          966,591   (j)
Ente Nazionale Idrocarburi S.p.A.                                        82,243        2,272,938   (h,j)
Saipem S.p.A.                                                            30,076          491,699
Telecom Italia S.p.A.                                                    26,098           64,492
UniCredito Italiano S.p.A.                                              308,669        2,119,007   (j)
                                                                                       5,914,727

JAPAN - 20.0%
Acom Co. Ltd.                                                            13,742          882,524
Aiful Corp.                                                               1,300          108,489
Asahi Glass Co. Ltd.                                                    100,005        1,290,414   (h,j)
Bank of Yokohama Ltd.                                                   115,308          942,745
Chiyoda Corp.                                                            67,427        1,548,142   (j)
Hoya Corp.                                                               32,800        1,178,277
Komatsu Ltd.                                                             53,169          878,867
Kubota Corp.                                                             52,000          436,601   (j)
Mitsubishi Estate Co. Ltd. (REIT)                                        94,982        1,971,583   (j)
Mitsubishi UFJ Financial Group, Inc.                                        155        2,101,161
Mitsui Sumitomo Insurance Co. Ltd.                                      148,000        1,809,404
Nidec Corp.                                                              20,116        1,709,425   (j)
Nomura Holdings, Inc.                                                   153,698        2,942,959
SMC Corp.                                                                 6,219          887,826
Tokyu Corp.                                                              49,000          346,234   (j)
Toray Industries Inc.                                                   115,999          945,446
Toyota Motor Corp.                                                       43,895        2,276,009
                                                                                      22,256,106

MALAYSIA - 0.4%
Malaysia International Shipping Corp. BHD                               168,384          441,064


MEXICO - 1.1%
America Movil S.A. de C.V. ADR (Series L)                                42,471        1,242,701


NETHERLANDS - 3.1%
ING Groep N.V.                                                           32,532        1,124,332
Koninklijke Philips Electronics N.V.                                     75,833        2,348,031   (h)
                                                                                       3,472,363

NORWAY - 2.0%
Stolt Offshore S.A.                                                     134,340        1,557,421   (a)
Telenor ASA                                                              70,986          694,528
                                                                                       2,251,949

RUSSIA - 0.6%
LUKOIL ADR                                                                6,929          412,276   (b)
LUKOIL ADR                                                                4,125          243,375
                                                                                         655,651

SINGAPORE - 1.4%
CapitaLand Ltd.                                                         389,000          804,763
Singapore Telecommunications Ltd.                                       494,158          775,651
                                                                                       1,580,414

SOUTH KOREA - 2.5%
Kookmin Bank                                                             20,086        1,520,086   (a)
Samsung Electronics Co. Ltd.                                              1,990        1,297,334
                                                                                       2,817,420

SPAIN - 2.3%
Banco Santander Central Hispano S.A. (Regd.)                            121,567        1,598,847   (h,j)
Telefonica S.A.                                                          63,222          947,829   (h,j)
Telefonica S.A. ADR                                                         579           26,067
                                                                                       2,572,743

SWEDEN - 2.0%
Sandvik AB                                                               27,667        1,286,255
Telefonaktiebolaget LM Ericsson                                         279,878          960,052
                                                                                       2,246,307

SWITZERLAND - 9.0%
ABB Ltd. (Regd.)                                                        147,025        1,422,337   (a)
Adecco S.A. (Regd.)                                                      10,968          504,314
Credit Suisse Group (Regd.)                                              33,200        1,687,773   (h)
Holcim Ltd. (Regd.)                                                      10,212          693,482
Nestle S.A. (Regd.)                                                       7,197        2,146,076   (h)
Novartis AG (Regd.)                                                       7,968          417,459
Roche Holding AG                                                         16,407        2,456,164
Swiss Reinsurance                                                         8,952          653,426
                                                                                       9,981,031

TAIWAN - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.                             721,949        1,373,864

UNITED KINGDOM - 19.0%
BG Group PLC                                                             89,004          877,822
BHP Billiton PLC                                                        193,635        3,156,355   (h)
Brambles Industries PLC                                                 146,110        1,045,979   (h)
Diageo PLC                                                               98,997        1,431,855
GlaxoSmithKline PLC                                                     102,050        2,573,605   (h)
Group 4 Securicor PLC                                                   179,862          497,133
Kingfisher PLC                                                           65,484          266,716
Lloyds TSB Group PLC                                                    117,832          988,177
National Grid PLC                                                        16,788          163,846
Prudential PLC                                                          110,353        1,041,967
Reed Elsevier PLC                                                        73,451          688,490   (h)
Rio Tinto PLC (Regd.)                                                    31,383        1,430,428
Royal Bank of Scotland Group PLC                                         51,130        1,540,494
Smith & Nephew PLC                                                       65,144          598,882   (h)
Smiths Group PLC                                                         90,402        1,623,367   (h)
Tesco PLC                                                               244,067        1,388,992   (h)
Vodafone Group PLC                                                      663,561        1,429,656   (h)
Wolseley PLC                                                             21,496          452,065
                                                                                      21,195,829

TOTAL INVESTMENTS IN SECURITIES                                                      108,639,755
  (COST $84,277,163)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.9%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.1%
GEI Short Term Investment Fund
  4.42%                                                               2,274,530        2,274,530   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 14.8%
State Street Navigator Securities Lending Prime Portfolio
  4.29%                                                              16,543,161       16,543,161   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                          18,817,691
  (COST $18,817,691)

TOTAL INVESTMENTS                                                                    127,457,446
  (COST $103,094,854)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (14.3)%                                 (15,952,016)

                                                                                  --------------
NET ASSETS - 100.0%                                                               $  111,505,430
                                                                                  ==============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE International Equity Fund had the following Long futures contracts open at December 31, 2005:

                                                                  NUMBER OF       CURRENT NOTIONAL      UNREALIZED
               DESCRIPTION                  EXPIRATION DATE       CONTRACTS             VALUE          APPRECIATION
---------------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures                 March 2006             21          $        888,767   $          3,609
FTSE 100 Index Futures                         March 2006              4                   385,651              4,747
TOPIX Index Futures                            March 2006              3                   417,733              2,881
                                                                                                     ----------------
                                                                                                     $         11,237
                                                                                                     ================

The GE International Equity Fund was invested in the following sectors at December 31, 2005:

                                                                                    PERCENTAGE
                                                                                    (BASED ON
SECTOR                                                                             MARKET VALUE)
------------------------------------------------------------------------------------------------
Financials                                                                                 25.89%
Short-Term                                                                                 14.76%
Industrials                                                                                12.34%
Energy                                                                                      8.95%
Materials                                                                                   8.15%
Information Technology                                                                      6.94%
Consumer Discretionary                                                                      5.72%
Healthcare                                                                                  5.59%
Telecommunication Services                                                                  4.56%
Consumer Staples                                                                            4.50%
Utilities                                                                                   2.60%
                                                                                  --------------
                                                                                          100.00%
                                                                                  ==============

                          GE PREMIER GROWTH EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK - 97.4%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 19.6%
Bed Bath & Beyond, Inc.                                                 368,093   $   13,306,562   (a)
Carnival Corp.                                                          391,951       20,957,620   (j)
Comcast Corp. (Class A)                                                 647,571       16,636,099   (a)
eBay, Inc.                                                              340,827       14,740,768   (a)
Liberty Global Inc. (Series C)                                          923,641       19,581,189   (a,j)
Liberty Media Corp. (Series A)                                        2,283,541       17,971,468   (a)
The Home Depot, Inc.                                                    497,607       20,143,131
                                                                                     123,336,837

ENERGY - 6.5%
Baker Hughes Incorporated                                               230,059       13,982,986   (j)
Schlumberger Ltd.                                                       281,182       27,316,831
                                                                                      41,299,817

FINANCIALS - 12.7%
AFLAC Incorporated                                                      451,596       20,963,086
Federal National Mortgage Assoc.                                        204,496        9,981,450
SLM Corp.                                                               434,554       23,939,580
State Street Corp.                                                      456,708       25,319,891   (e,j)
                                                                                      80,204,007

HEALTHCARE - 19.9%
Amgen, Inc.                                                             289,703       22,845,979   (a)
Johnson & Johnson                                                       357,868       21,507,867
LIncare Holdings Inc.                                                   281,182       11,784,338   (a)
Medtronic Inc.                                                          323,786       18,640,360
Pfizer Inc.                                                             664,613       15,498,775
UnitedHealth Group Incorporated                                         340,827       21,178,990
Zimmer Holdings, Inc.                                                   204,496       13,791,210   (a)
                                                                                     125,247,519

INDUSTRIALS - 3.7%
Dover Corp.                                                             579,406       23,460,149   (j)

INFORMATION TECHNOLOGY - 29.0%
Analog Devices, Inc.                                                    391,951       14,059,282
Cisco Systems, Inc.                                                     843,547       14,441,525   (a)
Dell, Inc.                                                              468,637       14,054,424   (a,h)
First Data Corp.                                                        587,927       25,286,740   (a,h)
Intel Corp.                                                             315,265        7,869,014
Intuit Inc.                                                             536,802       28,611,547   (a)
Linear Technology Corp.                                                 175,525        6,331,187   (j)
Microsoft Corp.                                                         920,233       24,064,093   (h)
Molex Inc. (Class A)                                                    792,423       19,485,682   (h,j)
Paychex, Inc.                                                           187,454        7,145,746
QUALCOMM, Inc.                                                          226,650        9,764,082
Yahoo! Inc.                                                             289,703       11,350,563   (a)
                                                                                     182,463,885

MATERIALS - 3.3%
Monsanto Co.                                                            272,662       21,139,485

TELECOMMUNICATION SERVICES - 2.7%
Vodafone Group PLC ADR                                                  792,423       17,013,322

TOTAL INVESTMENTS IN SECURITIES                                                      614,165,021
  (COST $553,063,660)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.7%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.7%
GEI Short Term Investment Fund
  4.42%                                                              16,758,044       16,758,044   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 5.0%
State Street Navigator Securities Prime lending Portfolio
  4.29%                                                              31,452,287       31,452,287   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                          48,210,331
  (COST $48,210,331)

TOTAL INVESTMENTS                                                                    662,375,352
  (COST $601,273,991)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (5.1)%                                  (32,219,618)

                                                                                  --------------
NET ASSETS - 100.0%                                                               $  630,155,734
                                                                                  ==============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Premier Growth Equity Fund had the following short futures contracts open at December 31, 2005:

                                                                  NUMBER OF       CURRENT NOTIONAL      UNREALIZED
               DESCRIPTION                  EXPIRATION DATE       CONTRACTS             VALUE          APPRECIATION
---------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                        March 2006             21          $     (6,587,700)  $         96,725

                          GE STRATEGIC INVESTMENT FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 50.5%
------------------------------------------------------------------------------------------------
COMMON STOCK - 50.5%

CONSUMER DISCRETIONARY - 8.6%
Bed Bath & Beyond, Inc.                                                  17,880   $      646,362   (a)
Carnival Corp.                                                           62,465        3,340,004
Comcast Corp. (Class A)                                                 132,937        3,415,152   (a,h)
Discovery Holding Co. (Series A)                                         20,247          306,742   (a,j)
eBay, Inc.                                                               15,364          664,493   (a)
Liberty Global Inc. (Series C)                                           36,090          765,108   (a)
Liberty Global, Inc. (Series A)                                          27,050          608,625   (a)
Liberty Media Corp. (Series A)                                          419,912        3,304,707   (a)
Omnicom Group, Inc.                                                      19,706        1,677,572
Target Corp.                                                             24,398        1,341,158
The Home Depot, Inc.                                                     95,715        3,874,543
Viacom Inc. (Class B)                                                    69,403        2,262,538
                                                                                      22,207,004

CONSUMER STAPLES - 4.4%
Clorox Co.                                                               18,768        1,067,712
Colgate-Palmolive Co.                                                    63,610        3,489,009
PepsiCo, Inc.                                                            50,666        2,993,347
Sara Lee Corp.                                                           31,229          590,228   (j)
The Coca-Cola Co.                                                        78,198        3,152,161
                                                                                      11,292,457

ENERGY - 4.5%
EOG Resources, Inc.                                                      12,512          918,005
Exxon Mobil Corp.                                                        99,155        5,569,536
Halliburton Co.                                                          24,986        1,548,133
Schlumberger Ltd.                                                        37,160        3,610,094
                                                                                      11,645,768

FINANCIALS - 8.3%
AFLAC Incorporated                                                       29,146        1,352,957   (h)
Alleghany Corp.                                                           1,095          310,980   (a)
American International Group, Inc.                                       69,327        4,730,181   (h)
Bank of America Corp.                                                    58,649        2,706,651
Berkshire Hathaway, Inc. (Class B)                                          436        1,279,878   (a,j)
Citigroup, Inc.                                                          34,720        1,684,962   (h)
Federal National Mortgage Assoc.                                         58,993        2,879,448
HCC Insurance Holdings, Inc.                                             17,516          519,875
MBNA Corp.                                                               51,361        1,394,451
Mellon Financial Corp.                                                   26,875          920,469
State Street Corp.                                                       48,796        2,705,250   (e,j)
SunTrust Banks, Inc.                                                     13,763        1,001,396
                                                                                      21,486,498

HEALTHCARE - 8.0%
Abbott Laboratories                                                      77,735        3,065,091   (h)
Aetna, Inc.                                                              11,799        1,112,764
Amgen, Inc.                                                              37,129        2,927,993   (a)
Johnson & Johnson                                                        63,854        3,837,625
LIncare Holdings Inc.                                                    40,601        1,701,588   (a)
Pfizer Inc.                                                             176,120        4,107,118
Wyeth                                                                    84,454        3,890,796
                                                                                      20,642,975

INDUSTRIALS - 3.1%
Corinthian Colleges, Inc.                                                28,949          341,019   (a,j)
Dover Corp.                                                              76,347        3,091,290
Southwest Airlines Co.                                                   86,831        1,426,633   (j)
Tyco International Ltd.                                                  68,708        1,982,913
United Technologies Corp.                                                 7,507          419,716
Waste Management, Inc.                                                   19,431          589,731
                                                                                       7,851,302

INFORMATION TECHNOLOGY - 12.7%
Activision, Inc.                                                         21,896          300,851   (a)
Automatic Data Processing, Inc.                                          43,028        1,974,555
Certegy, Inc.                                                            17,516          710,449   (j)
Checkfree Corp.                                                           9,384          430,726   (a)
Cisco Systems, Inc.                                                     132,233        2,263,829   (a)
Dell, Inc.                                                               48,577        1,456,824   (a)
EMC Corporation                                                          95,433        1,299,798   (a)
First Data Corp.                                                        125,117        5,381,282
Intel Corp.                                                             101,658        2,537,384
Intuit Inc.                                                              64,548        3,440,408   (a)
Microsoft Corp.                                                         221,603        5,794,919
Molex Inc. (Class A)                                                    111,048        2,730,670
Novellus Systems, Inc.                                                   49,277        1,188,561   (a,j)
Oracle Corp.                                                            193,932        2,367,910   (a)
Yahoo! Inc.                                                              22,778          892,442   (a)
                                                                                      32,770,608

MATERIALS - 0.9%
Monsanto Co.                                                             28,802        2,233,019

TOTAL COMMON STOCK                                                                   130,129,631
  (COST $119,347,313)

PREFERRED STOCK - 0.0%*
Zurich Regcaps Funding Trust I                                              120          120,750   (b)
  (COST $123,900)

TOTAL DOMESTIC EQUITY                                                                130,250,381
  (COST $119,471,213)

------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 22.8%
------------------------------------------------------------------------------------------------

COMMON STOCK - 22.7%

CONSUMER DISCRETIONARY - 1.5%
Accor S.A.                                                                1,576           86,368   (j)
Bayerische Motoren Werke AG                                               2,648          115,724
Kingfisher PLC                                                           34,175          139,194
Koninklijke Philips Electronics N.V.                                     39,575        1,225,368
Lagardere S.C.A. (Regd.)                                                  2,152          164,995   (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                     4,944          437,669   (j)
Reed Elsevier PLC                                                        38,332          359,303
Renault S.A.                                                              1,117           90,780   (j)
Toyota Motor Corp.                                                       22,898        1,187,289
                                                                                       3,806,690

CONSUMER STAPLES - 1.2%
Carrefour S.A.                                                            8,579          400,524   (j)
Diageo PLC                                                               51,664          747,248
Nestle S.A. (Regd.)                                                       3,756        1,120,003
Tesco PLC                                                               127,395          725,008
                                                                                       2,992,783

ENERGY - 2.1%
BG Group PLC                                                             46,451          458,134
China Petroleum & Chemical Corp.                                        544,000          268,367
Ente Nazionale Idrocarburi S.p.A.                                        42,934        1,186,561   (j)
LUKOIL ADR                                                                4,911          292,205   (b)
LUKOIL ADR                                                                  885           52,215   (j)
Petroleo Brasileiro S.A. ADR                                             10,352          666,358   (j)
Saipem S.p.A.                                                            15,694          256,574
Stolt Offshore S.A.                                                      71,440          828,213   (a)
Total S.A.                                                                5,494        1,375,151   (j)
                                                                                       5,383,778

FINANCIALS - 6.6%
Acom Co. Ltd.                                                             7,174          460,721
Aiful Corp.                                                                 650           54,245
Allianz AG (Regd.)                                                        3,593          542,225
AXA S.A.                                                                 22,144          712,030   (j)
Banca Intesa S.p.A.                                                      89,928          474,684   (j)
Banco Santander Central Hispano S.A. (Regd.)                             59,784          786,278   (j)
Bank of Yokohama Ltd.                                                    56,704          463,606   (j)
BNP Paribas                                                              13,669        1,102,025   (j)
CapitaLand Ltd.                                                         203,000          419,966
Credit Agricole S.A.                                                     17,529          550,197
Credit Suisse Group (Regd.)                                              17,327          880,844
Hongkong Land Holdings Ltd.                                             100,999          317,137
ICICI Bank Ltd. ADR                                                      11,189          322,243   (j)
ING Groep N.V.                                                           16,978          586,773
Jardine Matheson Holdings Ltd.                                           14,507          249,520
Kookmin Bank                                                              9,882          747,859   (a)
Lloyds TSB Group PLC                                                     57,947          485,962
Mitsubishi Estate Co. Ltd. (REIT)                                        49,982        1,037,498   (j)
Mitsubishi UFJ Financial Group, Inc.                                         86        1,165,805
Mitsui Sumitomo Insurance Co. Ltd.                                       77,000          941,379
Nomura Holdings, Inc.                                                    80,199        1,535,624
Prudential PLC                                                           57,591          543,781
Royal Bank of Scotland Group PLC                                         25,144          757,563
Sun Hung Kai Properties Ltd. (REIT)                                      49,248          481,139   (j)
Swiss Reinsurance                                                         4,762          347,589
UniCredito Italiano S.p.A.                                              172,957        1,187,346   (j)
                                                                                      17,154,039

HEALTHCARE - 1.4%
GlaxoSmithKline PLC                                                      53,258        1,343,117
Novartis AG (Regd.)                                                       4,158          217,846
Roche Holding AG                                                          8,563        1,281,900
Sanofi-Aventis                                                            6,430          561,253   (j)
Smith & Nephew PLC                                                       33,997          312,541
                                                                                       3,716,657

INDUSTRIALS - 3.4%
ABB Ltd. (Regd.)                                                         76,729          742,285   (a)
Adecco S.A. (Regd.)                                                       5,734          263,652
Asahi Glass Co. Ltd.                                                     52,003          671,021   (j)
Brambles Industries PLC                                                  76,731          549,306
Canadian National Railway Co.                                             4,578          365,017
Chiyoda Corp.                                                            35,369          812,082   (j)
Group 4 Securicor PLC                                                    93,866          259,443
Group 4 Securicor PLC                                                    96,413          271,395
Komatsu Ltd.                                                             27,811          459,707
Kubota Corp.                                                             27,000          226,697   (j)
Malaysia International Shipping Corp. BHD                                87,860          230,140
Orascom Construction Industries                                           1,524           58,424
Reliance Industries Ltd. GDR                                             14,696          580,933   (b)
Sandvik AB                                                               14,384          668,721
Siemens AG (Regd.)                                                       10,541          900,195
SMC Corp.                                                                 3,197          456,405
Smiths Group PLC                                                         47,178          847,185
Tokyu Corp.                                                              25,000          176,650   (j)
Wolseley PLC                                                             11,219          235,938
                                                                                       8,775,196

INFORMATION TECHNOLOGY - 1.8%
Hoya Corp.                                                               17,100          614,285
Nidec Corp.                                                              10,458          888,704   (j)
Nokia OYJ                                                                60,761        1,107,311
Nortel Networks Corp.                                                    35,542          108,012   (a)
Samsung Electronics Co. Ltd.                                              1,040          678,004
Taiwan Semiconductor Manufacturing Co. Ltd.                             378,926          721,094
Telefonaktiebolaget LM Ericsson                                         146,338          501,976
                                                                                       4,619,386

MATERIALS - 2.0%
BASF AG                                                                   6,857          523,386
BHP Billiton PLC                                                        101,053        1,647,219
Cia Vale do Rio Doce ADR                                                 20,567          846,126
Holcim Ltd. (Regd.)                                                       5,329          361,884
Linde AG                                                                  3,829          297,050
Potash Corp of Saskatchewan                                               3,213          256,111
Rio Tinto PLC (Regd.)                                                    16,378          746,505
Toray Industries Inc.                                                    59,999          489,020
                                                                                       5,167,301

TELECOMMUNICATION SERVICES - 2.0%
America Movil S.A. de C.V. ADR (Series L)                                22,232          650,508
France Telecom S.A.                                                      13,341          330,307
Singapore Telecommunications Ltd.                                       256,070          401,938
Telecom Italia S.p.A.                                                    13,886           34,315
Telefonica S.A.                                                          33,063          495,683   (j)
Telefonica S.A. ADR                                                         273           12,290
Telenor ASA                                                              37,096          362,948
Vodafone Group PLC                                                      346,297          746,104
Vodafone Group PLC ADR                                                  101,333        2,175,620   (j)
                                                                                       5,209,713

UTILITIES - 0.7%
E.ON AG                                                                   8,389          864,745
National Grid PLC                                                         8,931           87,164
Veolia Environnement                                                     17,347          782,454   (j)
                                                                                       1,734,363

TOTAL COMMON STOCK                                                                    58,559,906
  (COST $46,616,003)

PREFERRED STOCK - 0.1%
Cia Vale do Rio Doce ADR                                                  6,986          253,243   (j)
  (COST $119,082)

TOTAL FOREIGN EQUITY                                                                  58,813,149
  (COST $46,735,085)

                                                                      PRINCIPAL
                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------
BONDS AND NOTES - 25.4%
------------------------------------------------------------------------------------------------
U.S. TREASURIES - 4.3%
U.S. Treasury Bonds
  5.38%                                  02/15/31              $      1,445,000   $    1,624,050   (h)
  7.13%                                  02/15/23                        45,000           58,229   (h)
  8.13%                                  08/15/19 - 08/15/21            665,000          906,413   (h)
U.S. Treasury Inflation Indexed Bonds
  2.00%                                  01/15/14                       339,526          337,855   (h,p)
  3.88%                                  04/15/29                        72,689           98,267   (h,p)
U.S. Treasury Notes
  4.25%                                  11/30/07                     3,120,000        3,111,264
  4.38%                                  11/15/08 - 12/15/10          1,565,000        1,566,401   (h)
  4.50%                                  11/15/15                     3,395,000        3,424,706
                                                                                      11,127,185

FEDERAL AGENCIES - 1.3%
Federal Farm Credit Bank
  3.75%                                  01/15/09                       345,000          335,934   (h)
Federal Home Loan Bank
  2.38%                                  02/15/06                     1,235,000        1,231,751   (h)
Federal Home Loan Mortgage Corp.
  3.63%                                  09/15/08                       305,000          296,994   (h)
  4.13%                                  07/12/10                       905,000          882,145   (h)
  4.75%                                  12/08/10                       545,000          542,232   (h)
  6.75%                                  03/15/31                        95,000          119,301   (h)
                                                                                       3,408,357

AGENCY MORTGAGE BACKED - 6.0%
Federal Home Loan Mortgage Corp.
  4.50%                                  06/01/33 - 10/01/35            324,907          305,767
  5.00%                                  07/01/35 - 10/01/35            397,530          384,826
  5.50%                                  05/01/20                        27,231           27,392
  6.00%                                  04/01/17 - 05/01/35            511,103          517,572
  6.50%                                  01/01/27 - 12/01/34            374,962          384,284
  7.00%                                  10/01/16 - 02/01/35            112,116          116,728
  7.50%                                  11/01/09 - 09/01/33             71,054           74,346
  8.00%                                  04/01/30 - 11/01/30              7,466            7,986
  9.00%                                  04/01/16 - 06/01/21             12,750           13,742   (h)
Federal National Mortgage Assoc.
  4.00%                                  05/01/19 - 06/01/19            167,937          160,220
  4.50%                                  05/01/18 - 02/01/35          1,387,264        1,334,539
  5.00%                                  06/01/20 - 08/01/35            632,046          616,442
  5.50%                                  03/01/14 - 08/01/35          1,059,606        1,060,123
  6.00%                                  07/01/14 - 08/01/35          1,214,619        1,228,923
  6.50%                                  01/01/15 - 02/01/35          1,662,326        1,704,370
  7.00%                                  10/01/16 - 05/01/35            418,115          435,526
  7.50%                                  12/01/09 - 03/01/34            205,486          215,009
  8.00%                                  12/01/11 - 11/01/33            103,411          109,428
  8.50%                                  06/01/30 - 05/01/31             14,007           15,154
  9.00%                                  06/01/09 - 12/01/22             98,743          104,541
  4.50%                                  TBA                            875,000          851,211   (c)
  5.00%                                  TBA                          1,690,000        1,651,609   (c)
  5.50%                                  TBA                          2,890,000        2,861,100   (c)
Government National Mortgage Assoc.
  4.50%                                  08/15/33 - 09/15/34            311,439          298,979
  5.00%                                  08/15/33                        71,760           70,807
  6.00%                                  04/15/30 - 06/15/35             96,515           98,818
  6.50%                                  02/15/24 - 08/15/34            225,035          234,558
  7.00%                                  03/15/12 - 06/15/34             85,014           88,500
  8.00%                                  09/15/29 - 06/15/30                813              874
  8.50%                                  10/15/17                       108,483          117,575
  9.00%                                  11/15/16 - 12/15/21            121,442          132,888
  5.50%                                  TBA                            175,000          176,039   (c)
                                                                                      15,399,876

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Collateralized Mortgage Obligation Trust (Class B)
  5.78%                                  11/01/18                         4,086            3,448   (d,f,h)
Federal Home Loan Mortgage Corp.
  2.28%                                  10/15/18                       243,742           14,599   (g,i)
  2.78%                                  12/15/30                       573,142           32,956   (g,i)
  4.08%                                  10/15/33                        85,000           61,000   (i)
  4.50%                                  04/15/13 - 03/15/19            522,517           54,335   (g)
  4.50%                                  05/15/17 - 11/15/19            175,000          168,283
  5.00%                                  12/15/13 - 12/01/34          2,533,937          417,024   (g,h)
  5.00%                                  05/15/20 - 02/15/35          1,180,000        1,118,200
  5.03%                                  12/15/33                        55,000           43,359   (i)
  5.50%                                  04/15/17 - 06/15/33            343,948           56,820   (g)
  5.50%                                  10/15/34                       125,315          126,367
  7.50%                                  01/15/16                        29,438           30,755
  7.50%                                  07/15/27                        28,422            5,920   (g)
  8.00%                                  04/15/20                         1,615            1,613
  8.00%                                  02/01/23 - 07/01/24             11,607            2,795   (g)
  14.77%                                 09/25/43                       904,194           10,060   (d,g,h,i)
Federal Home Loan Mortgage STRIPS
  4.72%                                  08/01/27                         2,535            2,120   (d,f)
Federal National Mortgage Assoc.
  1.16%                                  12/25/42                       447,751           10,704   (g,i)
  2.23%                                  06/25/43                       712,931           36,103   (g,i)
  2.62%                                  10/25/29                       141,567            8,456   (g,i)
  3.22%                                  09/25/42                       608,962           50,239   (g,h,i)
  3.27%                                  04/25/17 - 10/25/17            322,666           23,545   (g,i)
  3.32%                                  08/25/16                       101,422            5,669   (g,i)
  4.50%                                  05/25/18                        82,398            8,291   (g)
  4.50%                                  12/25/19                        50,000           47,222
  4.75%                                  11/25/14                        58,680            4,777   (g)
  5.00%                                  02/25/11 - 02/25/32            144,328           12,151   (g)
  5.00%                                  03/25/35                        75,000           70,885
  5.44%                                  09/25/31                       108,657          102,430   (i)
  5.50%                                  01/25/27                       106,286           12,854   (g)
  5.50%                                  07/25/34 - 02/25/35            264,559          266,411
  5.75%                                  02/25/35                       125,000          127,084
  6.00%                                  12/25/34                       100,000          102,007
  6.50%                                  12/25/34                        58,641           60,969
  8.00%                                  07/25/14                        56,043           57,615
Federal National Mortgage Assoc. (Class 1)
  4.21%                                  11/01/34                       527,308          401,413   (d,f)
Federal National Mortgage Assoc. (Class S)
  2.72%                                  02/25/31                       165,027            8,048   (g,i)
Federal National Mortgage Assoc. REMIC
  4.50%                                  11/25/13                       264,351           12,358   (g)
  5.00%                                  10/25/22                        86,326           13,115   (g)
  5.50%                                  08/25/33                       307,626           71,138   (g)
  6.98%                                  03/25/31                       159,359          157,168   (i)
Federal National Mortgage Assoc. REMIC (Class B)
  4.43%                                  12/25/22                         4,362            3,681   (d,f)
Federal National Mortgage Assoc. REMIC (Class J)
  1080.91%                               03/25/22                            19              307   (g)
Federal National Mortgage Assoc. REMIC (Class K)
  1008.00%                               05/25/22                            15              477   (g)
Federal National Mortgage Assoc. STRIPS (Class 2)
  7.50%                                  11/01/23                        75,666           19,047   (g)
  8.00%                                  08/01/23 - 07/01/24             25,255            4,950   (g)
  8.50%                                  03/01/17 - 07/25/22              9,832            2,164   (g)
  9.00%                                  05/25/22                         4,436            1,231   (g)
Government National Mortgage Assoc.
  5.00%                                  02/16/34                        65,000           61,702
Vendee Mortgage Trust
  16.77%                                 05/15/33                       570,985           17,486   (d,g,h,i)
                                                                                       3,931,351

ASSET BACKED - 1.4%
American Express Credit Account Master Trust (Class A)
  4.51%                                  09/15/08                       247,000          247,047   (i)
Bank One Issuance Trust
  3.59%                                  05/17/10                        30,000           29,418
Bank One Issuance Trust (Class A)
  4.40%                                  10/15/09                       150,000          150,040   (i)
  4.48%                                  12/15/10                       150,000          150,346   (i)
Bear Stearns Asset Backed Securities Inc. (Class A)
  4.75%                                  01/25/34                        38,348           38,430   (h,i)
BMW Vehicle Owner Trust (Class B)
  2.93%                                  03/25/09                        49,000           48,428
Capital One Master Trust (Class C)
  6.70%                                  06/15/11                       100,000          104,016   (b,h)
Capital One Prime Auto Receivables Trust (Class A)
  4.45%                                  09/17/07                        80,382           80,392   (i)
Carmax Auto Owner Trust
  4.35%                                  03/15/10                        68,000           67,174
Chase Credit Card Master Trust (Class A)
  4.48%                                  07/15/10                       200,000          200,446   (i)
Chase Funding Mortgage Loan Asset-Backed Certificates
  4.63%                                  03/25/32                        32,431           32,494   (h,i)
Citibank Credit Card Issuance Trust
  4.45%                                  04/07/10                        62,000           61,126
  4.75%                                  03/07/08                       227,000          227,103   (i)
Countrywide Home Equity Loan Trust (Class A)
  4.60%                                  07/15/27                        54,223           54,248   (h,i)
Fleet Home Equity Loan Trust (Class A)
  4.62%                                  01/20/33                        55,600           55,656   (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
  4.41%                                  07/15/09                     1,500,000        1,498,287   (i)
Honda Auto Receivables Owner Trust (Class A)
  4.15%                                  10/15/10                        76,000           74,843
Mid-State Trust
  7.54%                                  07/01/35                        12,532           13,064   (h)
Peco Energy Transition Trust
  6.52%                                  12/31/10                        46,000           48,953   (h)
Residential Asset Mortgage Products, Inc.
  4.62%                                  03/25/34                        93,963           94,050   (h,i)
Residential Asset Securities Corp.
  4.63%                                  07/25/32                        26,642           26,666   (h,i)
Residential Asset Securities Corp. (Class A)
  4.16%                                  07/25/30                       150,000          147,840   (h,i)
Volkswagen Auto Lease Trust (Class A)
  3.94%                                  10/20/10                        45,000           44,307
Wells Fargo Home Equity Trust
  3.97%                                  09/25/24                        41,000           40,136   (h,i)
                                                                                       3,534,510

CORPORATE NOTES - 8.7%
Abbey National PLC
  7.95%                                  10/26/29                        90,000          116,306
Adaro Finance B.V.
  8.50%                                  12/08/10                       100,000          100,750   (b)
AES Corp.
  8.75%                                  06/15/08                       145,000          152,250   (h)
AIG SunAmerica Global Financing VII
  5.85%                                  08/01/08                       100,000          102,103   (b)
Air Jamaica Ltd.
  9.38%                                  07/08/15                        75,000           74,438   (b)
Albertson's, Inc.
  7.50%                                  02/15/11                        45,000           46,276
Allegiance Corp.
  7.00%                                  10/15/26                        35,000           38,722
Allied Waste North America
  7.25%                                  03/15/15                       190,000          191,900
Allstate Life Global Funding Trusts
  3.85%                                  01/25/08                       120,000          117,591
ALROSA Finance S.A.
  8.88%                                  11/17/14                       100,000          114,610   (b)
Altria Group, Inc.
  7.20%                                  02/01/07                        55,000           56,198
America Movil S.A. de C.V.
  6.38%                                  03/01/35                        10,000            9,820
American Electric Power Company, Inc. (Series D)
  5.25%                                  06/01/15                       100,000           99,707   (h)
American General Corp.
  7.50%                                  08/11/10                        55,000           60,073
American General Finance Corp.
  4.88%                                  07/15/12                       115,000          112,525   (h)
ANZ Capital Trust
  4.48%                                  12/31/49                        90,000           87,093   (b)
Appalachian Power Co. (Series G)
  3.60%                                  05/15/08                        30,000           29,063
Appalachian Power Co. (Series K)
  5.00%                                  06/01/17                        60,000           57,531
Archer-Daniels-Midland Co.
  5.38%                                  09/15/35                        60,000           57,612
Assurant, Inc.
  6.75%                                  02/15/34                        85,000           93,078
AT&T Corp.
  9.05%                                  11/15/11                       150,000          166,024
AT&T, Inc.
  4.13%                                  09/15/09                       120,000          115,924
  5.88%                                  08/15/12                        60,000           61,870
  6.15%                                  09/15/34                        80,000           80,394
BAC CAP TRUST V
  5.63%                                  03/08/35                        90,000           88,128
Banco BMG S.A.
  9.15%                                  01/15/16                        75,000           74,062   (b)
Banco Mercantil del Norte S.A.
  5.88%                                  02/17/14                       115,000          114,138   (b,i)
Banco Santander Chile
  5.38%                                  12/09/14                        95,000           94,856   (b)
Bank One Corp.
  6.50%                                  02/01/06                       160,000          160,213
Barclays Bank PLC
  7.38%                                  06/29/49                       120,000          132,769   (b,i)
Bavaria S.A.
  8.88%                                  11/01/10                        60,000           65,175   (b)
  8.88%                                  11/01/10                        45,000           49,221
BBVA Bancomer Capital Trust I
  10.50%                                 02/16/11                       100,000          100,500   (b,h)
BellSouth Corp.
  6.55%                                  06/15/34                        80,000           85,254
BNP US Funding LLC (Series A)
  7.74%                                  12/31/49                        45,000           47,116   (b,i)
BNSF Funding Trust I
  6.61%                                  12/15/55                        70,000           73,343   (i)
Boeing Co.
  8.75%                                  09/15/31                        40,000           57,825
British Aerospace Finance, Inc.
  7.50%                                  07/01/27                        50,000           59,289   (b)
Burlington Northern Santa Fe Corp.
  8.13%                                  04/15/20                       150,000          188,578
Campbell Soup Co.
  5.50%                                  03/15/07                        85,000           85,521
Capital One Bank
  6.50%                                  06/13/13                        45,000           47,749
Capital One Financial Corp.
  8.75%                                  02/01/07                        90,000           93,391
Carolina Power & Light Co.
  5.15%                                  04/01/15                        40,000           39,718
  5.70%                                  04/01/35                        20,000           20,009
  6.13%                                  09/15/33                        60,000           63,559
Case New Holland Inc.
  6.00%                                  06/01/09                       255,000          247,350   (h)
Centex Corp.
  7.88%                                  02/01/11                        65,000           71,213
Chesapeake Energy Corp.
  7.75%                                  01/15/15                       165,000          174,900
Citigroup, Inc.
  5.00%                                  03/06/07                        70,000           70,128
  6.63%                                  06/15/32                       195,000          219,989
Clear Channel Communications, Inc.
  4.63%                                  01/15/08                        80,000           78,874
CNA Financial Corp.
  5.85%                                  12/15/14                       120,000          120,500
CNF Inc.
  6.70%                                  05/01/34                        15,000           15,700
Comcast Cable Communications Holdings, Inc.
  9.46%                                  11/15/22                       155,000          203,743   (h)
Consolidated Natural Gas Co.
  5.38%                                  11/01/06                       170,000          170,481   (h)
Consumers Energy Co.
  5.15%                                  02/15/17                        60,000           57,356
  5.80%                                  09/15/35                        60,000           58,372
Corp Interamericana de Entretenimiento S.A.
  8.88%                                  06/14/15                        80,000           78,200   (b)
Countrywide Home Loans, Inc.
  5.63%                                  05/15/07                        85,000           85,632   (h)
COX Communications, Inc.
  5.45%                                  12/15/14                        90,000           87,764
Credit Suisse First Boston International
  8.00%                                  11/06/15                       100,000          103,205   (b)
Crown Americas LLC and Crown Americas Capital Corp.
  7.75%                                  11/15/15                       215,000          222,525   (b)
CSX Transportation, Inc.
  9.75%                                  06/15/20                         8,000           10,922
DaimlerChrysler NA Holding Corp.
  4.05%                                  06/04/08                        60,000           58,496
  4.75%                                  01/15/08                        60,000           59,526
  6.50%                                  11/15/13                        50,000           52,282
  8.50%                                  01/18/31                        60,000           72,665
DBS Bank Ltd.
  5.00%                                  11/15/19                       105,000          102,167   (b,i)
Desarrolladora Homex S.A. de C.V. (REIT)
  7.50%                                  09/28/15                       145,000          142,463   (b)
Detroit Edison Co. (Series B)
  5.45%                                  02/15/35                        95,000           89,761
Deutsche Telekom International Finance BV
  3.88%                                  07/22/08                       295,000          288,069   (h)
Dex Media, Inc.
  8.50%                                  08/15/10                       225,000          235,688   (h)
DirecTV Holdings LLC
  6.38%                                  06/15/15                       175,000          171,063
Dominion Resources Inc. (Series B)
  4.13%                                  02/15/08                       120,000          117,877
Dominion Resources Inc. (Series G)
  3.66%                                  11/15/06                        90,000           88,943   (k)
Duke Capital LLC
  4.30%                                  05/18/06                        55,000           54,869
  4.33%                                  11/16/06                        95,000           94,339
  5.67%                                  08/15/14                        50,000           50,433
Echostar DBS Corp.
  5.75%                                  10/01/08                       250,000          245,000   (h)
El Paso Electric Co.
  6.00%                                  05/15/35                        95,000           95,089
Emmis Communications Corp.
  10.37%                                 06/15/12                        70,000           70,263   (i)
Enterprise Products Operating LP
  4.00%                                  10/15/07                       120,000          117,492   (h)
EOP Operating LP (REIT)
  7.75%                                  11/15/07                       170,000          177,587   (h)
Evraz Group S.A.
  8.25%                                  11/10/15                       100,000           98,900   (b)
FirstEnergy Corp. (Series B)
  6.45%                                  11/15/11                        20,000           21,200
Flextronics International Ltd.
  6.25%                                  11/15/14                       260,000          256,425   (h)
Ford Motor Credit Co.
  6.63%                                  06/16/08                       150,000          136,125   (h)
FPL Group Capital, Inc. (Series B)
  5.55%                                  02/16/08                       120,000          121,040
Gaz Capital for Gazprom
  8.63%                                  04/28/34                       155,000          196,075   (b)
Genentech, Inc.
  5.25%                                  07/15/35                        40,000           38,196
General Mills, Inc.
  3.88%                                  11/30/07                        85,000           83,543
Georgia Power Co.
  4.88%                                  07/15/07                       115,000          115,104
Gerdau S.A.
  8.88%                                  12/31/49                       100,000          103,250   (b)
Goldman Sachs Group, Inc.
  5.13%                                  01/15/15                       180,000          177,766
Goodrich Corp.
  7.10%                                  11/15/27                        55,000           62,674
Greater Bay Bancorp
  5.25%                                  03/31/08                        90,000           90,058
Grupo Televisa S.A.
  6.63%                                  03/18/25                       110,000          111,937
GS Caltex Corp.
  5.50%                                  10/15/15                        90,000           89,750   (b)
GTE Corp.
  6.94%                                  04/15/28                       105,000          112,418
  7.51%                                  04/01/09                        60,000           63,718
Halliburton Co.
  8.75%                                  02/15/21                       115,000          151,326
Hertz Corp.
  8.88%                                  01/01/14                        70,000           71,312   (b)
Hopson Development Holdings Ltd.
  8.13%                                  11/09/12                       100,000          102,750   (b)
HSBC Bank USA NA
  3.88%                                  09/15/09                       155,000          149,507
HSBC Capital Funding LP
  4.61%                                  12/29/49                        95,000           89,594   (b,i)
HSBC Capital Funding LP (Series 1)
  9.55%                                  12/31/49                        75,000           87,775   (b,i)
HSBC Finance Corp.
  6.50%                                  11/15/08                       130,000          135,036
  6.75%                                  05/15/11                       175,000          187,462   (h)
IBM Canada Credit Services Company
  3.75%                                  11/30/07                        50,000           48,952   (b)
ILFC E-Capital Trust I
  5.90%                                  12/21/65                       100,000          100,393   (b,i)
ING Groep N.V.
  5.78%                                  12/29/49                        60,000           60,976   (i)
International Business Machines Corp.
  3.80%                                  02/01/08                        60,000           58,925
International Lease Finance Corp.
  5.00%                                  04/15/10                        90,000           89,518
iStar Financial, Inc.
  4.88%                                  01/15/09                        30,000           29,645
  7.00%                                  03/15/08                        50,000           51,624
Jefferson Smurfit Corp. US
  7.50%                                  06/01/13                        70,000           64,400
Kansas Gas & Electric
  5.65%                                  03/29/21                        50,000           49,153
Kimco Realty Corp. (REIT)
  4.82%                                  06/01/14                        60,000           57,841
Kinder Morgan Energy Partners LP
  5.13%                                  11/15/14                        70,000           68,464
Kinder Morgan, Inc.
  6.50%                                  09/01/12                        90,000           95,528
Kraft Foods, Inc.
  5.25%                                  06/01/07                        55,000           55,182
L-3 Communications Corp.
  6.38%                                  10/15/15                        85,000           84,788   (b)
Laboratory Corp of America Holdings
  5.63%                                  12/15/15                        60,000           60,754
Lyondell Chemical Co. (Series A)
  9.63%                                  05/01/07                       150,000          156,563   (h)
MacDermid, Inc.
  9.13%                                  07/15/11                       220,000          232,925   (h)
Marsh & McLennan Companies Inc.
  4.27%                                  07/13/07                     1,000,000          996,771   (i)
  5.15%                                  09/15/10                        90,000           89,321
Meritage Homes Corp.
  6.25%                                  03/15/15                       255,000          232,050   (h)
MGM Mirage
  5.88%                                  02/27/14                       265,000          253,075   (h)
Midamerican Energy Holdings Co.
  3.50%                                  05/15/08                        60,000           57,902
Mohegan Tribal Gaming Authority
  8.00%                                  04/01/12                       140,000          147,350
Morgan Stanley
  4.75%                                  04/01/14                        90,000           86,260
Morgan Stanley Bank AG for OAO Gazprom
  9.63%                                  03/01/13                       160,000          192,000
Motorola, Inc.
  4.61%                                  11/16/07                        55,000           54,656
National Power Corp.
  8.63%                                  08/23/11                        60,000           64,469   (b,i)
Navistar International Corp. (Series B)
  6.25%                                  03/01/12                       265,000          237,175   (h)
NB Capital Trust IV
  8.25%                                  04/15/27                       195,000          209,066
Nell AF SARL
  8.38%                                  08/15/15                       100,000           99,000   (b)
Nelnet, Inc.
  5.13%                                  06/01/10                       110,000          107,549   (h)
New Cingular Wireless Services Inc.
  8.75%                                  03/01/31                       100,000          132,542
News America, Inc.
  7.25%                                  05/18/18                        50,000           55,917
Nexstar Broadcasting Group, Inc.
  7.00%                                  01/15/14                       175,000          160,344
Nextel Communications, Inc. (Series D)
  7.38%                                  08/01/15                       150,000          158,298
Nordea Bank AB
  5.42%                                  12/29/49                        50,000           49,564   (b,i)
Norfolk Southern Corp.
  6.00%                                  04/30/08                        55,000           56,041
Norfolk Southern Railway Co.
  9.75%                                  06/15/20                        27,000           38,146
Northeast Utilities (Series B)
  3.30%                                  06/01/08                        35,000           33,538
Northrop Grumman Corp.
  4.08%                                  11/16/06                        40,000           39,691
NorthWestern Corp.
  5.88%                                  11/01/14                        60,000           60,113
Novelis Inc.
  7.50%                                  02/15/15                       170,000          158,525   (b)
Ocean Energy, Inc.
  4.38%                                  10/01/07                        50,000           49,452
Odyssey Re Holdings Corp.
  7.65%                                  11/01/13                       100,000          104,491
Ohio Power Co. (Series E)
  6.60%                                  02/15/33                        35,000           38,583
Owens Brockway Glass Container Inc.
  6.75%                                  12/01/14                       125,000          121,250
Pacific Gas & Electric Co.
  6.05%                                  03/01/34                        45,000           46,404
PanAmSat Corp.
  9.00%                                  08/15/14                       175,000          183,313
Pemex Finance Ltd.
  9.03%                                  02/15/11                        65,000           71,010
  9.69%                                  08/15/09                       127,500          137,389   (h)
Pemex Project Funding Master Trust
  6.13%                                  08/15/08                       160,000          163,514
  7.38%                                  12/15/14                        45,000           49,993
Pepco Holdings, Inc.
  5.04%                                  06/01/10                        60,000           60,258   (i)
  5.50%                                  08/15/07                        80,000           80,595
Procter & Gamble - Esop (Series A)
  9.36%                                  01/01/21                       125,000          160,805
Puget Energy, Inc.
  3.36%                                  06/01/08                        35,000           33,678
  5.48%                                  06/01/35                        60,000           58,212
Quest Diagnostics Inc.
  6.75%                                  07/12/06                        70,000           70,617
Qwest Corp.
  7.63%                                  06/15/15                       200,000          214,000   (b,h)
Rabobank Capital Funding II
  5.26%                                  12/31/49                       130,000          128,793   (b,i)
Rabobank Capital Funding Trust
  5.25%                                  12/29/49                        60,000           58,832   (b,i)
RBS Capital Trust I
  5.51%                                  09/29/49                        90,000           89,639   (i)
Residential Capital Corp.
  6.13%                                  11/21/08                       120,000          120,409
Road King Infrastructure Finance 2004 Ltd.
  6.25%                                  07/15/11                       100,000           99,829
Rogers Cable Inc.
  5.50%                                  03/15/14                       125,000          117,031
Royal Bank of Scotland Group PLC
  7.65%                                  08/31/49                        65,000           78,531   (i)
Royal Bank of Scotland Group PLC ADR
  9.12%                                  03/31/49                        35,000           40,096
SBC Communications, Inc.
  5.10%                                  09/15/14                        75,000           73,248
Simon Property Group LP (REIT)
  4.60%                                  06/15/10                        60,000           58,491
  4.88%                                  08/15/10                        15,000           14,782
Sinclair Broadcast Group, Inc.
  8.00%                                  03/15/12                       175,000          180,250
Smithfield Foods Inc.
  7.63%                                  02/15/08                       140,000          144,550
Sprint Capital Corp.
  6.00%                                  01/15/07                       150,000          151,417
  8.38%                                  03/15/12                        90,000          104,363
  8.75%                                  03/15/32                       180,000          238,119   (h)
St. Paul Travelers Companies, Inc.
  5.50%                                  12/01/15                        60,000           60,502
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                  12/03/14                        60,000           60,000   (i)
State of Illinois
  4.95%                                  06/01/23                        25,000           24,429
  5.10%                                  06/01/33                        60,000           59,263
Stewart Enterprises, Inc.
  7.75%                                  02/15/13                       190,000          182,400   (b,h)
Sumitomo Mitsui Banking Corp.
  5.63%                                  07/29/49                        40,000           39,850   (b,i)
Telefonos de Mexico S.A. de C.V.
  4.50%                                  11/19/08                       160,000          156,942
TELUS Corp.
  7.50%                                  06/01/07                       135,000          139,454
  8.00%                                  06/01/11                        60,000           67,383
Tesoro Corp.
  6.25%                                  11/01/12                        45,000           45,225   (b)
  6.63%                                  11/01/15                        70,000           70,700   (b)
The Kroger Company
  6.80%                                  12/15/18                        60,000           64,059
Thomson Corp.
  5.50%                                  08/15/35                        60,000           58,351
Time Warner Entertainment Co. LP
  8.38%                                  07/15/33                        85,000          100,330
Time Warner, Inc.
  6.88%                                  05/01/12                        10,000           10,649
TXU Electric Delivery Co.
  5.00%                                  09/01/07                        65,000           64,883
  6.38%                                  05/01/12                        65,000           68,394
Tyson Foods, Inc.
  7.25%                                  10/01/06                         2,000            2,032
UBS Preferred Funding Trust I
  8.62%                                  10/29/49                        55,000           62,871   (i)
UFJ Finance Aruba AEC
  6.75%                                  07/15/13                        60,000           65,389
Union Pacific Corp.
  6.65%                                  01/15/11                        40,000           42,867
United Rentals North America, Inc.
  7.75%                                  11/15/13                       180,000          175,500   (h)
United Utilities PLC
  6.45%                                  04/01/08                        60,000           61,745
Valero Energy Corp.
  3.50%                                  04/01/09                        30,000           28,616
Verizon
  6.50%                                  09/15/11                        60,000           61,858
Verizon Global Funding Corp.
  7.75%                                  06/15/32                        75,000           89,215
Verizon Pennsylvania Inc.
  8.75%                                  08/15/31                        60,000           73,703
Viacom, Inc.
  5.63%                                  05/01/07                        15,000           15,079
VTB Capital SA for Vneshtorgbank
  5.25%                                  09/21/07                       220,000          220,000   (b,i)
Wells Fargo & Co.
  5.25%                                  12/01/07                        30,000           30,231
Westar Energy, Inc.
  5.15%                                  01/01/17                        40,000           38,901
Westfield Capital Corporation Limited
  4.38%                                  11/15/10                        85,000           82,276   (b)
Westlake Chemical Corp.
  8.75%                                  07/15/11                       130,000          139,100
Weyerhaeuser Co.
  6.13%                                  03/15/07                        15,000           15,200
Wisconsin Electric Power
  3.50%                                  12/01/07                        70,000           68,210
XTO Energy, Inc.
  7.50%                                  04/15/12                        80,000           89,575
                                                                                      22,308,259

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Bank of America Alternative Loan Trust
  6.50%                                  07/25/35                        94,373           96,225   (h)
Bear Stearns Commercial Mortgage Securities
  6.02%                                  02/14/31                       150,000          153,856   (h)
CalSTRS Trust
  4.13%                                  11/20/12                       167,000          164,552   (b,h)
Crusade Global Trust (Class A)
  4.69%                                  09/18/34                        47,932           48,045   (h,i)
CS First Boston Mortgage Securities Corp.
  5.00%                                  07/15/37                     1,364,000           42,454   (b,d,h,i)
CS First Boston Mortgage Securities Corp. (Class A)
  4.51%                                  07/15/37                        82,000           80,139   (h)
DLJ Commercial Mortgage Corp.
  6.24%                                  11/12/31                       400,000          411,958   (h)
First Union-Lehman Brothers-Bank of America
  6.56%                                  11/18/35                        45,283           46,529   (h)
GMAC Commercial Mortgage Securities, Inc.
  6.42%                                  05/15/35                       532,259          548,334   (h)
  6.47%                                  04/15/34                        50,000           52,936   (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
  5.00%                                  12/10/41                     2,345,218           64,009   (d,h,i)
Greenwich Capital Commercial Funding Corp.
  5.12%                                  04/10/37                        98,000           98,238   (h)
Impac CMB Trust (Class A)
  4.76%                                  12/25/33                       142,121          142,175   (h,i)
JPMorgan Chase Commercial Mortgage Securities Corp.
  1.16%                                  01/12/39                     1,295,803           53,509   (b,h,i)
  6.47%                                  11/15/35                        71,000           75,727   (h)
LB-UBS Commercial Mortgage Trust
  4.06%                                  09/15/27                       158,000          153,555   (h,i)
  4.51%                                  12/15/29                        83,000           80,552   (h)
  4.53%                                  01/15/36                       572,076           40,582   (b,d,h)
  4.74%                                  03/15/34                       481,707            7,400   (b,d,h,i)
  4.92%                                  01/18/12                     1,798,000           59,007   (d,h,i)
  7.01%                                  02/15/40                     1,395,757           30,057   (b,d,h,i)
  7.33%                                  03/15/36                     1,446,954           41,928   (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class B)
  6.65%                                  07/14/16                        28,000           29,884   (b,h)
LB-UBS Commercial Mortgage Trust (Class X)
  7.20%                                  12/15/39                     1,259,114           22,603   (b,d,h,i)
Master Alternative Loans Trust
  5.00%                                  08/25/18                        85,306           11,410   (g,h)
  6.50%                                  08/25/34 - 05/25/35            209,710          212,300   (h)
Master Alternative Loans Trust (Class 3)
  6.50%                                  01/25/35                        93,382           94,666   (h)
Morgan Stanley Capital I
  7.11%                                  04/15/33                       119,000          126,574   (h)
Morgan Stanley Dean Witter Capital I
  4.57%                                  04/15/34                       353,141            8,346   (b,d,h,i)
  4.81%                                  10/15/35                       544,764           12,331   (b,d,h,i)
  7.20%                                  10/15/33                        25,000           26,944   (h)
Morgan Stanley Dean Witter Capital I (Class A)
  6.39%                                  10/15/35                        91,000           96,897   (h)
  6.54%                                  02/15/31                        75,380           77,870   (h)
Nomura Asset Securities Corp. (Class A)
  6.59%                                  03/15/30                       246,000          254,228   (h)
Puma Finance Ltd. (Class A)
  4.31%                                  10/11/34                        84,406           84,375   (h,i)
  4.68%                                  03/25/34                       124,835          124,994   (h,i)
Residential Asset Securitization Trust (Class A)
  4.78%                                  05/25/35                       742,535          744,407   (h,i)
Structured Asset Securities Corp. (Class X)
  2.05%                                  02/25/28                       113,536            5,890   (i)
                                                                                       4,425,486

SOVEREIGN BONDS - 0.5%
Government of Bahamas
  6.63%                                  05/15/33                        45,000           52,143   (b,h)
Government of Brazil
  8.75%                                  02/04/25                        75,000           82,875
  11.00%                                 08/17/40                       160,000          206,240   (h)
Government of Indonesia
  7.50%                                  01/15/16                       100,000          103,750   (b,h)
  8.50%                                  10/12/35                       100,000          108,750   (b)
Government of Peru
  7.35%                                  07/21/25                       210,000          206,850
Government of Turkey
  7.38%                                  02/05/25                       100,000          103,250
  11.88%                                 01/15/30                       100,000          153,750
Government of Vietnam
  6.88%                                  01/15/16                       100,000          104,250   (b,h)
Province of Saskatchewan Canada
  8.50%                                  07/15/22                        30,000           41,334
                                                                                       1,163,192

TOTAL BONDS AND NOTES                                                                 65,298,216
  (COST $66,309,558)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.8%
------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                        29,219   $      925,366
Industrial Select Sector SPDR Fund                                      118,365        3,719,028

TOTAL EXCHANGE TRADED FUNDS                                                            4,644,394
  (COST $4,003,795)

TOTAL INVESTMENTS IN SECURITIES                                                      259,006,140
  (COST $236,519,651)

------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.7%
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.4%
GEI Short Term Investment Fund
  4.42%                                                               3,728,344   $    3,728,344   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 5.3%
State Street Navigator Securities Lending Prime Portfolio
  4.29%                                                              13,535,171       13,535,171   (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                          17,263,515
  (COST $17,263,515)

TOTAL INVESTMENTS                                                                    276,269,655
  (COST $253,783,166)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (7.2)%                                  (18,543,192)

                                                                                  --------------
NET ASSETS - 100.0%                                                               $  257,726,463
                                                                                  ==============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Strategic Investment Fund had the following long futures contracts open at December 31, 2005:

                                                                                                        UNREALIZED
                                                                  NUMBER OF       CURRENT NOTIONAL     APPRECIATION/
               DESCRIPTION                  EXPIRATION DATE       CONTRACTS             VALUE          DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5Yr. Futures               March 2006             30          $      3,190,313   $         (3,137)

The GE Strategic Investment Fund had the following short futures contracts open at December 31, 2005:

                                                                                                        UNREALIZED
                                                                  NUMBER OF       CURRENT NOTIONAL     APPRECIATION/
               DESCRIPTION                  EXPIRATION DATE       CONTRACTS             VALUE          DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                          March 2006             10          $     (3,137,000)  $         46,675

                                                                                                     ----------------
                                                                                                     $         43,538
                                                                                                     ================

                          GE GOVERNMENT SECURITIES FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                                      PRINCIPAL
                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------
BONDS AND NOTES - 93.3%
------------------------------------------------------------------------------------------------
U.S. TREASURIES - 61.8%
U.S. Treasury Bonds
  5.38%                                  02/15/31              $      4,144,000   $    4,657,483   (j)
  7.13%                                  02/15/23                     8,000,000       10,351,840   (h)
  8.13%                                  08/15/19 - 08/15/21          6,750,000        9,175,432   (h)
U.S. Treasury Inflation Indexed Bonds
  2.00%                                  01/15/14                     1,137,142        1,131,548   (h,p)
  3.88%                                  04/15/29                       152,648          206,360   (h,p)
U.S. Treasury Notes
  3.00%                                  11/15/07                     5,775,000        5,631,722   (h)
  3.13%                                  05/15/07                     2,945,000        2,894,169   (h)
  4.00%                                  08/31/07                    19,000,000       18,875,930   (j)
  4.13%                                  08/15/08                     3,500,000        3,481,275   (j)
  4.38%                                  12/15/10                    19,365,000       19,384,752   (j)
  4.50%                                  11/15/15                    17,030,000       17,179,012   (j)
  4.88%                                  02/15/12                       500,000          513,335   (h)
                                                                                      93,482,858

FEDERAL AGENCIES - 29.2%
Federal Farm Credit Bank
  3.75%                                  01/15/09                       835,000          813,057   (h)
Federal Home Loan Bank
  2.38%                                  02/15/06                     6,815,000        6,797,070   (h)
  2.63%                                  10/16/06                     2,750,000        2,706,239   (h)
Federal Home Loan Mortgage Corp.
  2.88%                                  05/15/07                     6,800,000        6,640,827   (h)
  3.00%                                  09/29/06                     2,700,000        2,665,602   (h)
  3.63%                                  09/15/08                    10,025,000        9,761,856   (h)
  4.13%                                  07/12/10                    10,940,000       10,663,722   (h)
  6.75%                                  03/15/31                     3,300,000        4,144,129   (h)
                                                                                      44,192,502

AGENCY MORTGAGE BACKED - 1.6%
Federal Home Loan Mortgage Corp.
  6.50%                                  04/01/31                         5,246            5,390
  7.00%                                  12/01/26 - 02/01/30              9,493            9,890
  7.50%                                  02/01/07 - 04/01/12            530,075          554,265
  9.00%                                  12/01/14                       178,409          191,420
Federal National Mortgage Assoc.
  6.00%                                  06/01/35                        93,372           94,257
  7.00%                                  02/01/30                        32,471           33,857
  7.50%                                  12/01/23                       118,552          124,683
  9.00%                                  06/01/09 - 07/01/21             47,388           50,435
  5.00%                                  TBA                          1,000,000          989,062   (c)
Government National Mortgage Assoc.
  8.50%                                  05/15/21 - 03/15/23             38,558           42,022
  9.00%                                  07/15/16                       367,605          402,289
                                                                                       2,497,570

ASSET BACKED - 0.4%
Accredited Mortgage Loan Trust (Class A)
  4.68%                                  07/25/34                       580,805          581,801   (h,i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Morgan Stanley Dean Witter Capital I (Class A)
  6.54%                                  02/15/31                       376,898          389,349   (h)

TOTAL BONDS AND NOTES                                                                141,144,080
  (COST $140,013,893)

                                                                      PRINCIPAL
                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 20.6%
------------------------------------------------------------------------------------------------
ASSET BACKED - 12.5%
Bank One Issuance Trust (Class A)
  4.40%                                  10/15/09              $      1,000,000   $    1,000,267   (i)
Bear Stearns Asset Backed Securities Inc. (Class A)
  4.75%                                  01/25/34                        15,978           16,013   (i)
Capital Auto Receivables Asset Trust (Class A)
  4.43%                                  04/15/08                     2,000,000        2,000,903   (i)
Chase Credit Card Master Trust (Class A)
  4.41%                                  09/15/09                     1,000,000        1,000,326   (i)
Countrywide Home Equity Loan Trust (Class A)
  4.61%                                  05/15/28                     1,515,072        1,516,136   (i)
First USA Credit Card Master Trust (Class A)
  4.52%                                  05/17/10                     1,000,000        1,002,412   (i)
Gracechurch Card Funding PLC (Class A)
  4.40%                                  02/17/09                     2,000,000        2,000,535   (i)
Long Beach Mortgage Loan Trust
  4.50%                                  09/25/35                     1,710,651        1,710,900   (i)
  4.65%                                  11/25/34                       389,896          390,211   (i)
Option One Mortgage Loan Trust (Class A)
  4.80%                                  02/25/33                       454,398          455,588   (i)
Providian Gateway Master Trust (Class A)
  4.73%                                  07/15/11                       800,000          807,500   (b,i)
Residential Asset Mortgage Products, Inc.
  4.71%                                  12/25/33                       153,412          153,602   (i)
Residential Asset Mortgage Products, Inc. (Class A)
  4.68%                                  01/25/34                       276,981          277,302   (i)
Residential Asset Securities Corp. (Class A)
  4.70%                                  11/25/33                     2,632,188        2,635,660   (i)
Saxon Asset Securities Trust
  4.61%                                  05/25/35                     1,901,670        1,902,568   (i)
Structured Asset Securities Corp.
  4.58%                                  02/25/35                     2,000,000        2,001,645   (i)
                                                                                      18,871,568

CORPORATE NOTES - 3.0%
Countrywide Financial Corp.
  4.55%                                  09/13/06                     1,000,000          998,959   (i)
Countrywide Home Loans, Inc.
  4.64%                                  03/29/06                     1,500,000        1,500,276   (i)
Prudential Financial, Inc.
  4.63%                                  06/13/08                     2,000,000        2,002,120   (i)
                                                                                       4,501,355

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
Banc of America Large Loan
  4.58%                                  03/15/08                     1,500,000        1,499,604   (b,i)
Crusade Global Trust (Class A)
  4.69%                                  09/18/34                       771,077          772,896   (i)
Granite Master Issuer PLC
  4.58%                                  12/20/24                     2,000,000        2,002,356   (i)
Impac CMB Trust
  4.95%                                  08/25/33                     1,340,703        1,340,922   (i)
Impac CMB Trust (Class A)
  4.76%                                  12/25/33                       279,593          279,700   (i)
Lehman Brothers Floating Rate Commercial Mortgage Trust
  4.54%                                  10/15/17                       947,137          947,335   (b,i)
Residential Accredit Loans, Inc.
  4.68%                                  03/25/34                       552,894          553,441   (i)
Thornburg Mortgage Securities Trust (Class A)
  4.72%                                  04/25/43                       356,100          357,601   (i)
                                                                                       7,753,855

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                    31,126,778
  (COST $31,120,709)

TOTAL INVESTMENTS IN SECURITIES                                                      172,270,858
  (COST $171,134,602)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.2%
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.5%
GEI Short Term Investment Fund
  4.42%                                                               6,772,117   $    6,772,117   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 11.7%
GEI Short Term Investment Fund
  4.42%                                                              17,735,688       17,735,688   (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                          24,507,805
  (COST $24,507,805)

TOTAL INVESTMENTS                                                                    196,778,663
  (COST $195,642,407)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (30.1)%                                 (45,533,899)

                                                                                  --------------
NET ASSETS - 100%                                                                 $  151,244,764
                                                                                  ==============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Government Securities Fund had the following long futures contracts open at December 31, 2005:

                                                                                                        UNREALIZED
                                                                  NUMBER OF       CURRENT NOTIONAL     APPRECIATION/
               DESCRIPTION                  EXPIRATION DATE       CONTRACTS             VALUE          DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures               March 2006             37          $      7,591,938   $         11,461
U.S. Treasury Notes 5Yr. Futures               March 2006             40                 4,253,750             (4,182)

The GE Government Securities Fund had the following short futures contracts open at December 31, 2005:

                                                                                                        UNREALIZED
                                                                  NUMBER OF       CURRENT NOTIONAL     APPRECIATION/
               DESCRIPTION                  EXPIRATION DATE       CONTRACTS             VALUE          DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10Yr. Futures              March 2006             40          $     (4,376,250)  $        (20,461)

                                                                                                     ----------------
                                                                                                     $        (13,183)
                                                                                                     ================

                          GE SHORT-TERM GOVERNMENT FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                                      PRINCIPAL
BONDS AND NOTES - 87.0%                                                  AMOUNT            VALUE
-------------------------------------------------------------------------------   --------------
U.S. TREASURIES - 44.8%
U.S. Treasury Notes
  2.38%                                  08/15/06              $      7,000,000   $    6,913,900
  4.25%                                  11/30/07                    24,930,000       24,860,196   (j)
  4.38%                                  11/15/08 - 12/15/10         13,035,000       13,039,775   (j)
                                                                                      44,813,871

AGENCY MORTGAGE BACKED - 17.9%
Federal Home Loan Mortgage Corp.
  6.00%                                  12/01/08 - 09/01/19            215,036          219,276   (h)
  6.50%                                  05/01/13                        93,897           96,234
  7.00%                                  02/01/12 - 11/01/13            279,419          290,435
  7.50%                                  01/01/27 - 08/01/30            253,483          265,458
  8.00%                                  04/01/23                        10,535           11,189
  8.50%                                  01/01/09 - 11/01/20            324,780          341,077
  8.75%                                  08/01/08                        46,359           47,598
Federal National Mortgage Assoc.
  3.25%                                  06/01/33                       153,909          157,679   (i)
  3.33%                                  07/01/33                       277,360          277,889   (i)
  3.62%                                  06/01/33                       213,823          213,214   (i)
  4.04%                                  06/01/33                       627,533          621,167   (i)
  4.14%                                  07/01/33                       799,564          789,139   (i)
  4.29%                                  05/01/33                       706,546          696,942   (i)
  4.60%                                  12/01/32                       221,527          221,371   (i)
  6.00%                                  01/01/12 - 11/01/33          1,535,027        1,566,482
  6.50%                                  05/01/17 - 03/01/35            986,010        1,013,360
  7.00%                                  03/01/17 - 05/01/35          1,430,048        1,489,627
  7.50%                                  06/01/11 - 02/01/35          2,983,704        3,123,904
  8.00%                                  03/01/22 - 01/01/34            350,829          377,048
  8.50%                                  02/01/18 - 09/01/32            711,385          768,988
  9.00%                                  08/01/10 - 09/01/31          1,047,354        1,143,807
  9.50%                                  09/01/21                        98,904          108,905
  9.75%                                  02/01/21                       178,915          196,541
Government National Mortgage Assoc.
  6.00%                                  06/15/25 - 07/15/35            695,187          712,292
  6.50%                                  09/15/16 - 09/15/35          1,608,788        1,676,548
  7.00%                                  12/15/18 - 05/15/32            466,242          489,268
  7.50%                                  02/15/09 - 01/15/25            566,325          591,669
  8.00%                                  07/15/17                       142,406          153,268
  9.00%                                  08/15/09 - 12/15/09            243,878          252,899
  9.50%                                  12/15/09                        19,284           20,352
                                                                                      17,933,626

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9%
Federal Home Loan Mortgage Corp.
  3.25%                                  07/15/23                       926,485          905,722
  3.50%                                  01/15/22 - 05/15/26          3,467,655        3,387,223
  4.00%                                  08/15/29                       907,370          893,192
  5.00%                                  11/15/12                       750,576           28,850   (g)
  5.00%                                  06/15/14 - 12/15/20          1,435,138        1,436,514
  6.00%                                  11/15/23                     2,669,896        2,704,354
  6.50%                                  02/15/14                     1,147,309          167,005   (g)
  8.00%                                  01/15/34                       501,427          507,823
Federal National Mortgage Assoc.
  1.41%                                  07/25/44                     6,408,277           194,660  (g)
  2.23%                                  06/25/43                    10,392,585          526,281   (g,i)
  3.46%                                  06/25/43                       119,816          119,386
  4.50%                                  03/25/09                     3,580,450           33,126   (g)
  4.50%                                  09/25/16 - 07/25/33          1,734,644        1,717,339
  5.17%                                  02/25/44                       566,290          562,849
  5.50%                                  02/25/35                       578,949          583,828
  6.00%                                  08/25/28 - 01/25/34          3,589,201        3,632,510
  6.50%                                  12/25/34                     1,353,260        1,406,968
  16.75%                                 05/25/18                    27,184,657           70,680   (d,g,i)
                                                                                      18,878,310

ASSET BACKED - 2.7%
CPS Auto Trust
  7.62%                                  07/16/11                       289,697          289,697   (b)
Residential Asset Securities Corp. (Class M)
  6.10%                                  04/25/33                       815,000          806,784
Security National Asset Sec Series Trust (Class A)
  6.36%                                  12/25/35                     1,346,394        1,347,202   (b)
World Omni Auto Receivables Trust (Class B)
  2.35%                                  09/15/09                       217,768          214,811
                                                                                       2,658,494

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
Bank of America Alternative Loan Trust (Class 4)
  6.50%                                  06/25/35                       450,207          457,565
First Union National Bank Commercial Mortgage
  1.16%                                  10/15/32                    13,286,027          618,854   (b,i)
GRP/AG Real Estate Asset Trust (Class A)
  4.85%                                  01/25/35                     1,122,023        1,121,672   (b)
LB Commercial Conduit Mortgage Trust (Class B)
  6.36%                                  10/15/35                       500,000          517,474
                                                                                       2,715,565

TOTAL BONDS AND NOTES                                                                 86,999,866
  (COST $89,767,867)

------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 5.9%
------------------------------------------------------------------------------------------------

ASSET BACKED - 4.4%
Chase Credit Card Master Trust (Class A)
  4.41%                                  09/15/09                     1,000,000        1,000,326   (i)
Discover Card Master Trust I (Class A)
  4.39%                                  05/15/11                       500,000          499,923   (i)
Metris Master Trust (Class A)
  4.47%                                  03/21/11                       405,000          404,971   (i)
Residential Asset Securities Corp.
  4.63%                                  01/25/36                     2,000,000        2,000,000   (i)
Residential Asset Securities Corp. (Class A)
  4.70%                                  11/25/33                       526,438          527,132   (i)
                                                                                       4,432,352

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Banc of America Large Loan
  4.58%                                  03/15/08                       500,000          499,868   (b,i)
Crusade Global Trust (Class A)
  4.69%                                  09/18/34                       324,686          325,452   (i)
GSAMP Trust
  4.53%                                  12/25/35                       500,000          500,000   (i)
Residential Accredit Loans, Inc.
  4.68%                                  03/25/34                       229,056          229,283   (i)
                                                                                       1,554,603

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES  ON LOAN                    5,986,955
  (COST $5,987,530)

TOTAL INVESTMENTS IN SECURITIES                                                       92,986,821
  (COST $95,755,397)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 35.2%
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.3%
GEI Short Term Investment Fund
  4.42%                                                              12,275,516   $   12,275,516   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 17.9%
GEI Short Term Investment Fund
  4.42%                                                              17,894,681       17,894,681   (d,l)

                                                                      PRINCIPAL
                                                                         AMOUNT
-------------------------------------------------------------------------------
COMMERCIAL PAPER - 5.0%
Govco Incorporated
  4.12%                                  01/03/06              $      2,000,000        1,999,542
Harwood Street Funding
  4.30%                                  01/03/06                     3,000,000        2,999,284
                                                                                       4,998,826

TOTAL SHORT-TERM INVESTMENTS                                                          35,169,023
  (COST $35,169,023)

TOTAL INVESTMENTS                                                                    128,155,844
  (COST $130,924,420)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (28.1)%                                 (28,117,308)

                                                                                  --------------
NET ASSETS - 100.0%                                                               $  100,038,536
                                                                                  ==============

                               GE TAX EXEMPT FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                                      PRINCIPAL
                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 96.1%
------------------------------------------------------------------------------------------------
ARIZONA - 1.8%
Maricopa County Stadium District (AMBAC Insured)
  5.38%                                  06/01/16              $        500,000   $      545,840   (h,o)

ARKANSAS - 1.3%
Arkansas Housing Development Agency
  8.38%                                  07/01/11                       315,000          386,568   (h,m)

CALIFORNIA - 3.8%
City of San Diego CA
  8.88%                                  02/01/11                       195,000          221,372   (m)
Sacramento Municipal Utility District
  6.80%                                  10/01/19                        55,000           65,270   (m)
  9.00%                                  04/01/13                       735,000          882,470   (m)
                                                                                       1,169,112

COLORADO - 1.4%
City of Colorado Springs
  8.50%                                  11/15/11                        80,000           93,895   (h,m)
Denver City & County CO
  7.00%                                  08/01/10                       305,000          332,834   (h,m)
                                                                                         426,729

CONNECTICUT - 6.1%
City of New Haven CT (AMBAC Insured)
  5.38%                                  12/01/12                     1,000,000        1,104,610   (h,o)
Connecticut State Health & Educational Facility Authority
  7.00%                                  07/01/12                       455,000          504,327   (h,m)
Connecticut State Health & Educational Facility Authority (Series H) (MBIA Insured)
  5.50%                                  07/01/12                       250,000          257,580   (h,o)
                                                                                       1,866,517

FLORIDA - 6.9%
City of Gainesville FL
  8.13%                                  10/01/14                       175,000          203,956   (h,m)
Indian River County School Board (MBIA Insured)
  5.00%                                  07/01/24                       500,000          527,265   (h,o)
Jacksonville Health Facilities Authority
  11.50%                                 10/01/12                       200,000          291,448   (h,m)
North Broward Hospital District
  5.25%                                  01/15/12                       740,000          787,693
State of Florida
  10.00%                                 07/01/14                       235,000          317,118   (h,m)
                                                                                       2,127,480

GEORGIA - 4.2%
Clarke County Hospital Authority (MBIA Insured)
  9.88%                                  01/01/06                        25,000           25,005   (h,m,o)
Columbus Medical Center Hospital Authority
  7.75%                                  07/01/10                       220,000           242,385  (h,m)
Metropolitan Atlanta Rapid Transit Authority
  7.00%                                  07/01/11                       435,000           495,387  (h,m)
Private Colleges & Universities Authority (Series A)
  6.00%                                  06/01/11                       500,000           545,095
                                                                                        1,307,872

HAWAII - 1.8%
State of Hawaii (FSA Insured)
  5.75%                                  02/01/14                       500,000          568,880   (h,o)

IDAHO - 2.2%
Idaho Falls ID
  10.38%                                 04/01/13                       640,000          692,083   (h,n)

ILLINOIS - 1.7%
Chicago Metropolitan Water Reclamation District-Greater Chicago (Series D)
  5.00%                                  12/01/10                   500,000              533,380   (h)

INDIANA - 4.9%
Indiana Toll Road Commission
  9.00%                                  01/01/15                       580,000          762,920   (h,m)
Purdue University (Series P)
  5.25%                                  07/01/11                       200,000          216,392
Richland-Bean Blossom School Building Corp. (FGIC Insured)
  5.00%                                  07/15/11                       500,000          536,510   (m,o)
                                                                                       1,515,822

IOWA - 2.8%
Muscatine IA
  9.70%                                  01/01/13                       695,000          855,531   (h,m)

MAINE - 1.8%
University of Maine (FSA Insured)
  5.38%                                  03/01/12                       500,000          550,775   (o)

MARYLAND - 1.8%
County of Prince Georges MD (FSA Insured)
  5.50%                                  05/15/12                       500,000          554,955   (o)

MASSACHUSETTS - 2.9%
Commonwealth of Massachusetts (Series A) (FSA Insured)
  5.25%                                  12/15/12                       500,000          549,340   (h,o)
Massachusetts State Port Authority
  13.00%                                 07/01/13                       240,000          330,007   (h,m)
                                                                                         879,347
MICHIGAN - 3.5%
Detroit MI (Series A) (FSA Insured)
  5.25%                                  07/01/22                       500,000          563,640   (h,o)
Michigan State Hospital Finance Authority
  9.00%                                  05/01/08                       480,000          514,464   (h,m)
                                                                                       1,078,104

MINNESOTA - 0.4%
Western Minnesota Municipal Power Agency
  6.63%                                  01/01/16                       100,000          117,902   (m)

MISSISSIPPI - 1.8%
State of Mississippi
  5.50%                                  09/01/14                       500,000          555,660   (h)

NEW JERSEY - 6.4%
Atlantic County Improvement Authority (MBIA Insured)
  7.40%                                  07/01/16                       175,000          216,179   (h,m,o)
Atlantic County Improvement Authority (Series A) (AMBAC Insured)
  7.40%                                  03/01/12                       325,000          367,760   (h,m,o)
New Jersey State Transit Corp. (AMBAC Insured)
  5.50%                                  09/15/11                       500,000          546,250   (h,o)
New Jersey State Turnpike Authority (AMBAC Insured)
  6.50%                                  01/01/16                       210,000          247,745   (h,m,o)
  6.50%                                  01/01/16                        40,000           47,146   (h,o)
New Jersey Transportation Trust Fund Authority (Series C) (FSA Insured)
  5.75%                                  12/15/12                       500,000          560,640   (h,o)
                                                                                       1,985,720

NEW YORK - 4.2%
Erie County Water Authority (Series A) (AMBAC Insured)
  6.00%                                  12/01/08                       335,000          350,635   (h,m,o)
New York State Dormitory Authority
  7.38%                                  07/01/16                       655,000          791,358   (m)
New York State Dormitory Authority (Series B)
  7.50%                                  05/15/11                        90,000          101,562
  7.50%                                  05/15/11                        55,000           62,986   (n)
                                                                                       1,306,541

NORTH CAROLINA - 1.4%
North Carolina Municipal Power Agency No 1 Catawba
  10.50%                                 01/01/10                       375,000          427,804   (m)

OHIO - 4.8%
County of Hamilton OH
  7.00%                                  01/01/12                       620,000          620,062   (h)
Ohio State Water Development Authority (AMBAC Insured)
  7.00%                                  12/01/09                       310,000          330,829   (m,o)
Steubenville OH
  5.75%                                  10/01/11                       500,000          539,025
                                                                                       1,489,916

PENNSYLVANIA - 7.7%
Allegheny County Hospital Development Authority
  7.38%                                  07/01/12                       410,000          461,652   (h,m)
City of Philadelphia (MBIA Insured)
  6.25%                                  08/01/12                       250,000          287,265   (o)
City of Philadelphia (Series B) (MBIA Insured)
  7.00%                                  05/15/20                       415,000          500,967   (m,o)
Delaware River Port Authority PA & NJ
6.50%                                    01/15/11                       210,000          226,670   (h,m)
Pittsburgh Urban Redevelopment Authority (FGIC Insured)
  7.25%                                  09/01/14                       770,000          892,661   (m,o)
                                                                                       2,369,215

PUERTO RICO - 1.5%
Puerto Rico Aqueduct & Sewer Authority
  10.25%                                 07/01/09                       395,000          446,283   (m)

SOUTH CAROLINA - 8.7%
Charleston Educational Excellence Finance Corp.
  5.25%                                  12/01/27                     1,000,000        1,063,560   (h)
Grand Strand Water & Sewer Authority (FSA Insured)
  5.38%                                  06/01/13                       500,000          548,230   (h,o)
Scago Educational Facilities Corp. (FSA Insured)
  5.00%                                  04/01/20                     1,000,000        1,063,830   (o)
                                                                                       2,675,620

VIRGINIA - 4.6%
Virginia Housing Development Authority (Series D)
  4.45%                                  07/01/11                       320,000          333,485
Virginia Public School Authority (Series C)
  5.00%                                  08/01/17                     1,000,000        1,081,670
                                                                                       1,415,155

WISCONSIN - 5.7%
City of Milwaukee (Series W) (FSA Insured)
  5.25%                                  03/15/14                       575,000          623,967   (h,n,o)
State of Wisconsin (Series A)
  6.60%                                  07/01/11                       525,000          592,489   (m)
Wisconsin State Health & Educational Facilities Authority
  5.50%                                  08/15/14                       500,000          543,845
                                                                                       1,760,301

TOTAL INVESTMENTS IN SECURITIES                                                       29,609,112
  (COST $28,750,904)

                                                                      NUMBER OF
                                                                         SHARES
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.1%
------------------------------------------------------------------------------------------------
GEI Short Term Investment Fund
  4.42%                                                                 653,169          653,169   (d,l)
  (COST $653,169)

TOTAL INVESTMENTS                                                                     30,262,281
  (COST $29,404,073)

OTHER ASSETS AND LIABILITIES, NET - 1.8%                                                 559,692

                                                                                  --------------
NET ASSETS - 100.0%                                                               $   30,821,973
                                                                                  ==============

                              GE FIXED INCOME FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                                      PRINCIPAL
                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------
BONDS AND NOTES - 105.6%
------------------------------------------------------------------------------------------------
U.S. TREASURIES - 20.9%
U.S. Treasury Bonds
  5.38%                                  02/15/31              $      2,180,000   $    2,450,124   (j)
  7.13%                                  02/15/23                     1,015,000        1,313,390   (h,j)
  8.13%                                  08/15/19 - 08/15/21          1,985,000        2,697,176   (j)
U.S. Treasury Inflation Indexed Bonds
  2.00%                                  01/15/14                     1,088,639        1,083,282   (h,p)
  3.88%                                  04/15/29                       230,183          311,178   (h,p)
U.S. Treasury Notes
  4.13%                                  08/15/08                       230,000          228,769   (j)
  4.25%                                  11/30/07                    19,870,000       19,814,364   (j)
  4.38%                                  11/15/08 - 12/15/10          9,910,000        9,919,420   (j)
  4.50%                                  11/15/15                     8,785,000        8,861,869   (j)
                                                                                      46,679,572

FEDERAL AGENCIES - 4.8%
Federal Farm Credit Bank
  3.75%                                  01/15/09                     1,200,000        1,168,465   (h)
Federal Home Loan Bank
  2.38%                                  02/15/06                     3,555,000        3,545,647   (h)
Federal Home Loan Mortgage Corp.
  3.63%                                  09/15/08                       438,000          426,503   (j)
  4.13%                                  07/12/10                     2,710,000        2,641,562
  4.75%                                  12/08/10                     1,515,000        1,507,305   (h)
  6.75%                                  03/15/31                     1,205,000        1,513,235   (h)
                                                                                      10,802,717

AGENCY MORTGAGE BACKED - 23.2%
Federal Home Loan Mortgage Corp.
  4.50%                                  06/01/33 - 10/01/35          1,072,025        1,008,681
  5.00%                                  07/01/35 - 10/01/35            960,500          929,817
  5.50%                                  05/01/20                       154,604          155,518
  6.00%                                  04/01/17 - 05/01/35          1,894,281        1,918,835
  6.50%                                  01/01/27 - 12/01/34          1,090,229        1,117,258
  7.00%                                  10/01/16 - 02/01/35            314,024          326,932
  7.50%                                  01/01/08 - 09/01/33            187,847          194,903
  8.00%                                  11/01/30                        32,494           34,728
  8.50%                                  04/01/30 - 05/01/30             80,965           87,651
  9.00%                                  12/01/16                        27,405           29,563
  9.50%                                  04/01/21                         2,365            2,587   (h)
Federal National Mortgage Assoc.
  4.00%                                  05/01/19 - 06/01/19            587,782          560,770
  4.50%                                  05/01/18 - 02/01/35          5,030,859        4,838,641
  5.00%                                  06/01/20 - 08/01/35          2,028,448        1,979,264
  5.50%                                  03/01/14 - 07/01/35          2,876,666        2,876,903
  6.00%                                  09/01/14 - 07/01/35          4,512,823        4,565,839
  6.50%                                  08/01/17 - 02/01/35          5,714,453        5,857,412
  7.00%                                  08/01/13 - 05/01/35          1,859,711        1,937,532
  7.50%                                  12/01/09 - 03/01/34            694,049          726,035
  8.00%                                  12/01/12 - 11/01/33            333,077          356,329
  8.50%                                  05/01/31                        14,720           15,925
  9.00%                                  06/01/09 - 12/01/22            262,817          278,015
  4.50%                                  TBA                          5,445,000        5,296,961   (c)
  5.00%                                  TBA                         13,065,000       12,769,247   (c)
  5.50%                                  TBA                            175,000          173,250   (c)
Government National Mortgage Assoc.
  4.50%                                  08/15/33 - 09/15/34          1,150,777        1,104,733   (h)
  6.00%                                  04/15/27 - 06/15/35            481,856          493,206
  6.50%                                  04/15/19 - 08/15/34            769,836          802,243
  7.00%                                  03/15/12 - 06/15/34            206,892          215,077
  7.50%                                  01/15/23 - 10/15/33            186,947          197,126
  8.00%                                  12/15/29 - 02/15/30              7,054            7,586
  9.00%                                  11/15/16 - 12/15/21            165,556          181,150
  5.50%                                  TBA                            650,000          653,860   (c)
                                                                                      51,693,577

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 7.1%
Collateralized Mortgage Obligation Trust (Class B)
  5.78%                                  11/01/18                        11,293            9,530   (d,f,h)
Federal Home Loan Mortgage Corp.
  2.28%                                  10/15/18                       853,097           51,095   (g,h,i)
  2.78%                                  12/15/30                     2,149,281          123,584   (g,h,i)
  4.08%                                  10/15/33                       340,000          244,001   (i)
  4.50%                                  04/15/13 - 03/15/19          1,809,373          178,232   (g)
  4.50%                                  05/15/17 - 11/15/19            600,000          576,017
  5.00%                                  01/15/11 - 12/01/34          9,025,136        1,437,864   (g,h)
  5.00%                                  05/15/20 - 02/15/35          4,580,000        4,344,658   (h)
  5.03%                                  12/15/33                       205,000          161,609   (i)
  5.50%                                  04/15/17 - 06/15/33          1,009,373          192,510   (g)
  5.50%                                  10/15/34                       457,883          461,725
  6.84%                                  06/15/33                       640,668          621,320   (i)
  7.50%                                  01/15/16                        93,220           97,390
  7.50%                                  07/15/27                         5,704            1,188   (g)
  8.00%                                  04/15/20                         3,767            3,764
  8.00%                                  02/01/23 - 07/01/24             22,718            5,470   (g)
  14.77%                                 09/25/43                     3,547,040           39,465   (d,g,i)
Federal Home Loan Mortgage STRIPS
  4.72%                                  08/01/27                         5,163            4,317   (d,f)
Federal National Mortgage Assoc.
  1.16%                                  12/25/42                       895,502           21,408   (g,i)
  2.23%                                  06/25/43                     3,302,764          167,252   (g,i)
  2.62%                                  10/25/29                       775,249           46,309   (g,i)
  2.72%                                  12/25/30                       977,178           48,583   (g,h,i)
  3.22%                                  09/25/42                     2,093,308          172,698   (g,i)
  3.27%                                  04/25/17 - 10/25/17          1,675,993          122,537   (g,h,i)
  3.32%                                  08/25/16                       529,372           29,592   (g,i)
  3.72%                                  06/25/42                       731,135           59,854   (g,i)
  4.00%                                  02/25/28                        59,831           58,721
  4.50%                                  05/25/18                       313,111           31,507   (g,h)
  4.50%                                  12/25/19                       225,000          212,497   (h)
  4.75%                                  11/25/14                       195,599           15,922   (g)
  5.00%                                  02/25/11 - 02/25/32            541,883           47,929   (g,h)
  5.00%                                  03/25/35                       300,000          283,541   (h)
  5.44%                                  09/25/31                       507,066          478,009   (h,i)
  5.50%                                  01/25/27                       479,724           58,017   (g,h)
  5.50%                                  07/25/34 - 02/25/35            938,526          945,179   (h)
  5.75%                                  02/25/35                       450,000          457,504   (h)
  6.00%                                  12/25/34                       325,000          331,523   (h)
  6.50%                                  12/25/34                       221,032          229,805   (h)
  8.00%                                  07/25/14                       301,772          310,236
Federal National Mortgage Assoc. (Class 1)
  4.21%                                  11/01/34                     2,007,828        1,528,459   (d,f)
Federal National Mortgage Assoc. (Class S)
  2.72%                                  02/25/31                       777,985           37,942   (g,i)
Federal National Mortgage Assoc. REMIC
  4.50%                                  11/25/13                       908,215           42,396   (g,h)
  5.00%                                  10/25/22                       297,343           45,174   (g,h)
  5.50%                                  08/25/33                     1,073,195          248,175   (g,h)
  6.98%                                  03/25/31                       764,274          753,766   (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
  4.43%                                  12/25/22                         8,043            6,787   (d,f)
Federal National Mortgage Assoc. REMIC (Class J)
  1080.91%                               03/25/22                            19              307   (g)
Federal National Mortgage Assoc. REMIC (Class K)
  1008.00%                               05/25/22                            38            1,192   (g)
Federal National Mortgage Assoc. STRIPS (Class 2)
  7.50%                                  11/01/23                        79,433           19,995   (g)
  8.00%                                  08/01/23 - 07/01/24             47,558            9,600   (g)
  8.50%                                  03/01/17 - 07/25/22             25,795            5,686   (g)
  9.00%                                  05/25/22                         8,178            2,270   (g)
Government National Mortgage Assoc.
  5.00%                                  02/16/34                       335,000          318,002   (h)
Vendee Mortgage Trust
  16.77%                                 05/15/33                     2,334,321           71,489   (d,g,h,i)
                                                                                      15,773,602

ASSET BACKED - 5.1%
Accredited Mortgage Loan Trust (Class A)
  4.68%                                  07/25/34                       580,805          581,802   (h,i)
Bank One Issuance Trust
  3.59%                                  05/17/10                       115,000          112,770
Bank One Issuance Trust (Class A)
  4.48%                                  12/15/10                     1,000,000        1,002,304   (i)
Bear Stearns Asset Backed Securities Inc. (Class A)
  4.75%                                  01/25/34                       143,804          144,113   (h,i)
BMW Vehicle Owner Trust (Class B)
  2.93%                                  03/25/09                       251,000          248,071
Capital One Master Trust (Class C)
  6.70%                                  06/15/11                       378,000          393,179   (b,h)
Capital One Prime Auto Receivables Trust (Class A)
  4.45%                                  09/17/07                        90,688           90,699   (i)
Carmax Auto Owner Trust
  4.35%                                  03/15/10                       239,000          236,098
Chase Funding Mortgage Loan Asset-Backed Certificates
  4.63%                                  03/25/32                       102,097          102,295   (h,i)
  5.75%                                  05/25/32                        45,000           42,668   (h)
Citibank Credit Card Issuance Trust
  4.41%                                  02/07/08                     1,200,000        1,199,844   (i)
  4.45%                                  04/07/10                       316,000          311,544
CNH Equipment Trust (Class A)
  4.53%                                  12/15/10                     1,000,000        1,002,031   (b,h,i)
Countrywide Asset-Backed Certificates (Class A)
  4.65%                                  05/25/36                       493,623          494,318   (h,i)
  4.66%                                  08/25/32                        67,297           67,291   (h,i)
First Franklin Mtg Loan Asset Backed Certificates
  4.66%                                  01/25/35                       500,000          501,016   (h,i)
Fleet Home Equity Loan Trust (Class A)
  4.62%                                  01/20/33                       481,868          482,356   (h,i)
Honda Auto Receivables Owner Trust (Class A)
  4.15%                                  10/15/10                       263,000          258,997
Household Automotive Trust (Class A)
  4.67%                                  07/17/09                       333,584          333,917   (i)
Metris Master Trust (Class A)
  4.52%                                  10/20/10                     2,000,000        2,000,858   (i)
Mid-State Trust
  7.54%                                  07/01/35                        25,063           26,128   (h)
Peco Energy Transition Trust
  6.52%                                  12/31/10                       250,000          266,050   (h)
Residential Asset Mortgage Products, Inc.
  4.62%                                  03/25/34                       125,284          125,400   (h,i)
Residential Asset Mortgage Products, Inc. (Class A)
  4.66%                                  06/25/32                        85,297           85,405   (h,i)
Residential Asset Securities Corp.
  4.63%                                  07/25/32                        46,690           46,731   (h,i)
Residential Asset Securities Corp. (Class A)
  4.16%                                  07/25/30                       212,000          208,947   (h,i)
  4.67%                                  06/25/33                       197,854          198,082   (h,i)
  4.75%                                  01/25/33                       132,398          132,678   (h,i)
Volkswagen Auto Lease Trust (Class A)
  3.94%                                  10/20/10                       160,000          157,536
Wachovia Asset Securitization Inc. (Class A)
  4.60%                                  06/25/34                       295,620          295,829   (h,i)
Wells Fargo Home Equity Trust
  3.97%                                  09/25/24                       138,000          135,093   (h,i)
                                                                                      11,284,050

CORPORATE NOTES - 32.8%
Abbey National PLC
  7.95%                                  10/26/29                       325,000          419,992   (h)
Adaro Finance B.V.
  8.50%                                  12/08/10                       250,000          251,875   (b)
AES Corp.
  8.75%                                  06/15/08                       515,000          540,750   (h)
AIG SunAmerica Global Financing VII
  5.85%                                  08/01/08                       310,000          316,520   (b)
Air Jamaica Ltd.
  9.38%                                  07/08/15                       265,000          263,013   (b)
Albertson's, Inc.
  7.50%                                  02/15/11                       160,000          164,537   (h)
Allegiance Corp.
  7.00%                                  10/15/26                       200,000          221,267   (h)
Allied Waste North America
  7.25%                                  03/15/15                       650,000          656,500
Allstate Life Global Funding Trusts
  3.85%                                  01/25/08                       305,000          298,877   (h)
Alltel Corp.
  4.66%                                  05/17/07                       405,000          403,163   (h)
ALROSA Finance S.A.
  8.88%                                  11/17/14                       270,000          309,447   (b)
Altria Group, Inc.
  7.20%                                  02/01/07                       160,000          163,484
America Movil S.A. de C.V.
  6.38%                                  03/01/35                        45,000           44,192
American Electric Power Company, Inc.
  4.71%                                  08/16/07                       270,000          268,328   (k)
American Electric Power Company, Inc. (Series D)
  5.25%                                  06/01/15                       250,000          249,268
American General Corp.
  7.50%                                  08/11/10                       170,000          185,679
American General Finance Corp.
  4.88%                                  07/15/12                       300,000          293,543
ANZ Capital Trust
  4.48%                                  12/31/49                       310,000          299,986   (b)
Appalachian Power Co. (Series G)
  3.60%                                  05/15/08                       165,000          159,847   (h)
Appalachian Power Co. (Series K)
  5.00%                                  06/01/17                       200,000          191,771   (h)
Archer-Daniels-Midland Co.
  5.38%                                  09/15/35                       200,000          192,039   (h)
Assurant, Inc.
  6.75%                                  02/15/34                       300,000          328,511
AT&T Corp.
  9.05%                                  11/15/11                       500,000          553,413   (h)
AT&T, Inc.
  4.13%                                  09/15/09                       400,000          386,415
  5.88%                                  08/15/12                       200,000          206,235
  6.15%                                  09/15/34                       265,000          266,306
BAC CAP TRUST V
  5.63%                                  03/08/35                       310,000          303,553   (h)
Banco BMG S.A.
  9.15%                                  01/15/16                       260,000          256,750   (b)
Banco Mercantil del Norte S.A.
  5.88%                                  02/17/14                       400,000          397,000   (b,i)
Banco Santander Chile
  5.38%                                  12/09/14                       275,000          274,583   (b)
Bank One Corp.
  6.50%                                  02/01/06                        15,000           15,020
Barclays Bank PLC
  7.38%                                  06/29/49                       405,000          448,095   (b,i)
Bavaria S.A.
  8.88%                                  11/01/10                       160,000          175,008
  8.88%                                  11/01/10                       210,000          228,113   (b)
BBVA Bancomer Capital Trust I
  10.50%                                 02/16/11                       370,000          371,850   (b)
BellSouth Corp.
  6.55%                                  06/15/34                       310,000          330,357
BNP US Funding LLC (Series A)
  7.74%                                  12/31/49                       215,000          225,110   (b,i)
BNSF Funding Trust I
  6.61%                                  12/15/55                       240,000          251,462   (i)
Boeing Co.
  8.75%                                  09/15/31                       135,000          195,160   (h)
British Aerospace Finance, Inc.
  7.50%                                  07/01/27                       230,000          272,729   (b)
Burlington Northern Santa Fe Corp.
  8.13%                                  04/15/20                       490,000          616,020
Campbell Soup Co.
  5.50%                                  03/15/07                       225,000          226,380
Capital One Bank
  6.50%                                  06/13/13                       105,000          111,415
Capital One Financial Corp.
  8.75%                                  02/01/07                       300,000          311,305
Carolina Power & Light Co.
  5.15%                                  04/01/15                       140,000          139,014
  5.70%                                  04/01/35                        80,000           80,037
  6.13%                                  09/15/33                       330,000          349,574
Case New Holland Inc.
  6.00%                                  06/01/09                       895,000          868,150   (h)
Centex Corp.
  7.88%                                  02/01/11                       215,000          235,551
Chesapeake Energy Corp.
  7.75%                                  01/15/15                       570,000          604,200
Citigroup, Inc.
  6.63%                                  06/15/32                       275,000          310,241
Clear Channel Communications, Inc.
  4.63%                                  01/15/08                       360,000          354,934
CNA Financial Corp.
  5.85%                                  12/15/14                       430,000          431,792   (h)
CNF Inc.
  6.70%                                  05/01/34                        50,000           52,332
Comcast Cable Communications Holdings, Inc.
  9.46%                                  11/15/22                       170,000          223,460
Consolidated Natural Gas Co.
  5.38%                                  11/01/06                       420,000          421,188
Consumers Energy Co.
  5.15%                                  02/15/17                       210,000          200,747
  5.80%                                  09/15/35                       200,000          194,573
Corp Interamericana de Entretenimiento S.A.
  8.88%                                  06/14/15                       265,000          259,038   (b)
Countrywide Home Loans, Inc.
  5.63%                                  05/15/07                       190,000          191,412
COX Communications, Inc.
  5.45%                                  12/15/14                       330,000          321,803   (h)
Credit Suisse First Boston International
  8.00%                                  11/06/15                       265,000          273,493   (b)
Crown Americas LLC and Crown Americas Capital Corp.
  7.75%                                  11/15/15                       760,000          786,600   (b)
CSX Transportation, Inc.
  9.75%                                  06/15/20                       113,000          154,273
DaimlerChrysler NA Holding Corp.
  4.05%                                  06/04/08                       200,000          194,986
  4.75%                                  01/15/08                       200,000          198,421
  8.50%                                  01/18/31                       200,000          242,216
DBS Bank Ltd.
  5.00%                                  11/15/19                       390,000          379,476   (b,i)
Desarrolladora Homex S.A. de C.V. (REIT)
  7.50%                                  09/28/15                       475,000          466,688   (b)
Detroit Edison Co. (Series B)
  5.45%                                  02/15/35                       330,000          311,800
Dex Media, Inc.
  8.50%                                  08/15/10                       775,000          811,813
DirecTV Holdings LLC
  6.38%                                  06/15/15                       600,000          586,500
Dominion Resources Inc. (Series B)
  4.13%                                  02/15/08                       535,000          525,536
Dominion Resources Inc. (Series G)
  3.66%                                  11/15/06                       335,000          331,067   (h,k)
Duke Capital LLC
  4.30%                                  05/18/06                       235,000          234,441
  4.33%                                  11/16/06                       410,000          407,145
  5.67%                                  08/15/14                       215,000          216,863
  8.00%                                  10/01/19                       100,000          119,691
Echostar DBS Corp.
  5.75%                                  10/01/08                       860,000          842,800   (h)
El Paso Electric Co.
  6.00%                                  05/15/35                       300,000          300,282
Emmis Communications Corp.
  10.37%                                 06/15/12                       260,000          260,975   (i)
Enterprise Products Operating LP
  4.00%                                  10/15/07                       690,000          675,582   (h)
EOP Operating LP (REIT)
  7.75%                                  11/15/07                       460,000          480,530
Evraz Group S.A.
  8.25%                                  11/10/15                       310,000          306,590   (b)
FirstEnergy Corp. (Series B)
  6.45%                                  11/15/11                       325,000          344,499
Flextronics International Ltd.
  6.25%                                  11/15/14                       890,000          877,763   (h)
Ford Motor Credit Co.
  6.63%                                  06/16/08                       510,000          462,825   (h)
FPL Group Capital, Inc. (Series B)
  5.55%                                  02/16/08                       400,000          403,468
Gaz Capital for Gazprom
  8.63%                                  04/28/34                       525,000          664,125   (b)
Genentech, Inc.
  5.25%                                  07/15/35                       140,000          133,686
General Mills, Inc.
  3.88%                                  11/30/07                       295,000          289,942
Georgia Power Co.
  4.88%                                  07/15/07                       295,000          295,268
Gerdau S.A.
  8.88%                                  12/31/49                       200,000          206,500   (b)
Goldman Sachs Group, Inc.
  5.13%                                  01/15/15                       630,000          622,182
Goodrich Corp.
  7.10%                                  11/15/27                       255,000          290,580
Greater Bay Bancorp
  5.25%                                  03/31/08                       225,000          225,145
Grupo Televisa S.A.
  6.63%                                  03/18/25                       300,000          305,283
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
  9.38%                                  05/01/12                       165,000          180,675   (b)
GS Caltex Corp.
  5.50%                                  10/15/15                       305,000          304,151   (b)
GTE Corp.
  6.94%                                  04/15/28                       520,000          556,735
  7.51%                                  04/01/09                       200,000          212,392
Halliburton Co.
  8.75%                                  02/15/21                       155,000          203,961
Hertz Corp.
  8.88%                                  01/01/14                       255,000          259,781   (b)
Hopson Development Holdings Ltd.
  8.13%                                  11/09/12                       260,000          267,150   (b)
HSBC Bank USA NA
  3.88%                                  09/15/09                       670,000          646,255   (h)
HSBC Capital Funding LP
  4.61%                                  12/29/49                       410,000          386,667   (b,i)
HSBC Capital Funding LP (Series 1)
  9.55%                                  12/31/49                       355,000          415,468   (b,i)
HSBC Finance Corp.
  6.50%                                  11/15/08                       445,000          462,239
  6.75%                                  05/15/11                       660,000          706,998   (h)
IBM Canada Credit Services Company
  3.75%                                  11/30/07                       170,000          166,438   (b)
ILFC E-Capital Trust I
  5.90%                                  12/21/65                       305,000          306,198   (b,i)
ING Groep N.V.
  5.78%                                  12/29/49                       200,000          203,252   (i)
International Business Machines Corp.
  3.80%                                  02/01/08                       200,000          196,416
International Lease Finance Corp.
  5.00%                                  04/15/10                       300,000          298,394
iStar Financial, Inc.
  4.88%                                  01/15/09                       100,000           98,815
  7.00%                                  03/15/08                       290,000          299,418
Jefferson Smurfit Corp. US
  7.50%                                  06/01/13                       230,000          211,600
Kansas Gas & Electric
  5.65%                                  03/29/21                       175,000          172,034
Kimco Realty Corp. (REIT)
  4.82%                                  06/01/14                       200,000          192,804
Kinder Morgan Energy Partners LP
  5.13%                                  11/15/14                       255,000          249,403
Kinder Morgan, Inc.
  6.50%                                  09/01/12                       230,000          244,128
Kraft Foods, Inc.
  5.25%                                  06/01/07                       185,000          185,611
L-3 Communications Corp.
  6.38%                                  10/15/15                       310,000          309,225   (b)
Laboratory Corp of America Holdings
  5.63%                                  12/15/15                       200,000          202,514
Lyondell Chemical Co. (Series A)
  9.63%                                  05/01/07                       520,000          542,750
MacDermid, Inc.
  9.13%                                  07/15/11                       775,000          820,531
Marsh & McLennan Companies, Inc.
  5.15%                                  09/15/10                       300,000          297,737
Meritage Homes Corp.
  6.25%                                  03/15/15                       895,000          814,450   (h)
MGM Mirage
  5.88%                                  02/27/14                       925,000          883,375   (h)
Midamerican Energy Holdings Co.
  3.50%                                  05/15/08                       350,000          337,759
Mohegan Tribal Gaming Authority
  8.00%                                  04/01/12                       510,000          536,775
Morgan Stanley
  4.75%                                  04/01/14                       300,000          287,532
Morgan Stanley Bank AG for OAO Gazprom
  9.63%                                  03/01/13                       250,000          300,000
Motorola, Inc.
  4.61%                                  11/16/07                       380,000          377,626
National Power Corp.
  8.63%                                  08/23/11                       195,000          209,523   (b,i)
Navistar International Corp. (Series B)
  6.25%                                  03/01/12                       925,000          827,875   (h)
NB Capital Trust IV
  8.25%                                  04/15/27                       220,000          235,870   (h)
Nell AF SARL
  8.38%                                  08/15/15                       250,000          247,500   (b)
Nelnet, Inc.
  5.13%                                  06/01/10                       365,000          356,868
New Cingular Wireless Services Inc.
  8.75%                                  03/01/31                       370,000          490,405   (h)
News America, Inc.
  7.25%                                  05/18/18                       185,000          206,893
Nexstar Broadcasting Group, Inc.
  7.00%                                  01/15/14                       595,000          545,169
Nextel Communications, Inc. (Series D)
  7.38%                                  08/01/15                       505,000          532,936
Nordea Bank AB
  5.42%                                  12/29/49                       190,000          188,343   (b,i)
Norfolk Southern Railway Co.
  9.75%                                  06/15/20                       202,000          285,388
Northeast Utilities (Series B)
  3.30%                                  06/01/08                       235,000          225,186
Northrop Grumman Corp.
  4.08%                                  11/16/06                       315,000          312,567
NorthWestern Corp.
  5.88%                                  11/01/14                       205,000          205,385
Novelis Inc.
  7.50%                                  02/15/15                       600,000          559,500   (b)
Ocean Energy, Inc.
  4.38%                                  10/01/07                        95,000           93,960
Odyssey Re Holdings Corp.
  7.65%                                  11/01/13                       355,000          370,942
Ohio Power Co. (Series E)
  6.60%                                  02/15/33                        95,000          104,725
Owens Brockway Glass Container Inc.
  6.75%                                  12/01/14                       510,000          494,700
Pacific Gas & Electric Co.
  6.05%                                  03/01/34                       160,000          164,994
PanAmSat Corp.
  9.00%                                  08/15/14                       595,000          623,263
Pemex Finance Ltd.
  9.03%                                  02/15/11                       260,000          284,040
  9.69%                                  08/15/09                       787,500          848,578   (h)
Pemex Project Funding Master Trust
  6.13%                                  08/15/08                       380,000          388,345
  7.38%                                  12/15/14                       235,000          261,076   (j)
Pepco Holdings, Inc.
  5.04%                                  06/01/10                       400,000          401,717   (i)
  5.50%                                  08/15/07                       365,000          367,717
Potomac Edison Company
  5.35%                                  11/15/14                       155,000          154,924   (h)
Procter & Gamble - Esop (Series A)
  9.36%                                  01/01/21                       255,000          328,042
Puget Energy, Inc.
  3.36%                                  06/01/08                       225,000          216,501
  5.48%                                  06/01/35                       200,000          194,039
Quest Diagnostics Inc.
  6.75%                                  07/12/06                       200,000          201,762
Qwest Corp.
  7.63%                                  06/15/15                       750,000          802,500   (b,h)
Rabobank Capital Funding II
  5.26%                                  12/31/49                       465,000          460,683   (b,i)
Rabobank Capital Funding Trust
  5.25%                                  12/29/49                       215,000          210,813   (b,i)
RBS Capital Trust I
  5.51%                                  09/29/49                       320,000          318,715   (i)
Reckson Operating Partnership LP (REIT)
  5.88%                                  08/15/14                        65,000           65,454
Residential Capital Corp.
  6.13%                                  11/21/08                       400,000          401,364
Road King Infrastructure Finance 2004 Ltd.
  6.25%                                  07/15/11                       260,000          259,555
Rogers Cable Inc.
  5.50%                                  03/15/14                       475,000          444,719
Royal Bank of Scotland Group PLC
  7.65%                                  08/31/49                       325,000          392,657   (i)
Royal Bank of Scotland Group PLC ADR
  9.12%                                  03/31/49                       265,000          303,584
SBC Communications, Inc.
  5.10%                                  09/15/14                       280,000          273,459
Simon Property Group LP (REIT)
  4.60%                                  06/15/10                       205,000          199,845
  4.88%                                  08/15/10                       365,000          359,698
Sinclair Broadcast Group, Inc.
  8.00%                                  03/15/12                       600,000          618,000
Smithfield Foods Inc.
  7.63%                                  02/15/08                       510,000          526,575
Sprint Capital Corp.
  6.00%                                  01/15/07                       500,000          504,724   (h)
  8.38%                                  03/15/12                       460,000          533,412
  8.75%                                  03/15/32                       725,000          959,092   (h)
St. Paul Travelers Companies, Inc.
  5.50%                                  12/01/15                       200,000          201,673
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                  12/03/14                       190,000          190,000   (i)
State of Illinois
  4.95%                                  06/01/23                       120,000          117,257
  5.10%                                  06/01/33                       210,000          207,421
Stewart Enterprises, Inc.
  7.75%                                  02/15/13                       645,000          619,200   (b,h)
Sumitomo Mitsui Banking Corp.
  5.63%                                  07/29/49                       140,000          139,476   (b,i)
Telefonos de Mexico S.A. de C.V.
  4.50%                                  11/19/08                       200,000          196,178
TELUS Corp.
  7.50%                                  06/01/07                       375,000          387,373
  8.00%                                  06/01/11                       200,000          224,611
Tesoro Corp.
  6.25%                                  11/01/12                       150,000          150,750   (b)
  6.63%                                  11/01/15                       255,000          257,550   (b)
The Kroger Company
  6.80%                                  12/15/18                       195,000          208,193
Thomson Corp.
  5.50%                                  08/15/35                       200,000          194,502
Time Warner Entertainment Co. LP
  8.38%                                  07/15/33                       285,000          336,400
Time Warner, Inc.
  6.88%                                  05/01/12                        75,000           79,871
TXU Electric Delivery Co.
  5.00%                                  09/01/07                       205,000          204,632
  6.38%                                  05/01/12                       185,000          194,659
Tyson Foods, Inc.
  7.25%                                  10/01/06                        13,000           13,208
UBS Preferred Funding Trust I
  8.62%                                  10/29/49                       215,000          245,767   (i)
UFJ Bank Ltd.
  7.40%                                  06/15/11                       300,000          330,671
UFJ Finance Aruba AEC
  6.75%                                  07/15/13                       205,000          223,414
Union Pacific Corp.
  6.65%                                  01/15/11                       235,000          251,841
United Rentals North America, Inc.
  7.75%                                  11/15/13                       625,000          609,375   (h)
United Utilities PLC
  6.45%                                  04/01/08                       225,000          231,542
Valero Energy Corp.
  3.50%                                  04/01/09                       325,000          310,002
Verizon
  6.50%                                  09/15/11                       220,000          226,812
Verizon Global Funding Corp.
  7.75%                                  06/15/32                       295,000          350,910
Verizon Pennsylvania Inc.
  8.75%                                  08/15/31                       200,000          245,678
Viacom, Inc.
  5.63%                                  05/01/07                       100,000          100,530
VTB Capital SA for Vneshtorgbank
  5.25%                                  09/21/07                       650,000          650,000   (b,i)
Wells Fargo & Co.
  5.25%                                  12/01/07                       150,000          151,154
Westar Energy, Inc.
  5.15%                                  01/01/17                       145,000          141,018
Westfield Capital Corporation Limited
  4.38%                                  11/15/10                       300,000          290,384   (b)
Westlake Chemical Corp.
  8.75%                                  07/15/11                       455,000          486,850
Weyerhaeuser Co.
  6.13%                                  03/15/07                        68,000           68,909
Wisconsin Electric Power
  3.50%                                  12/01/07                       265,000          258,224
XTO Energy, Inc.
  7.50%                                  04/15/12                       260,000          291,120
                                                                                      73,199,942

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1%
Bank of America Alternative Loan Trust
  6.50%                                  07/25/35                       259,527          264,619   (h)
Bear Stearns Commercial Mortgage Securities
  6.02%                                  02/14/31                       600,000          615,424   (h)
CalSTRS Trust
  4.13%                                  11/20/12                       598,000          589,234   (b,h)
Countrywide Asset-Backed Certificates
  4.66%                                  07/25/35                     4,000,000        4,000,684   (h,i)
Crusade Global Trust (Class A)
  4.69%                                  09/18/34                       104,200          104,445   (h,i)
CS First Boston Mortgage Securities Corp.
  1.54%                                  03/15/35                     6,895,595          316,457   (b,h,i)
  5.00%                                  07/15/37                     4,835,000          150,487   (b,d,h,i)
  6.13%                                  04/15/37                       310,000          326,244   (h)
DLJ Commercial Mortgage Corp.
  6.24%                                  11/12/31                       900,000          926,906   (h)
First Union-Lehman Brothers-Bank of America
  6.56%                                  11/18/35                       226,417          232,644   (h)
GMAC Commercial Mortgage Securities, Inc.
  6.47%                                  04/15/34                       179,000          189,511   (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
  5.00%                                  12/10/41                     8,170,625          223,006   (d,h,i)
Granite Mortgages PLC (Class 1)
  3.80%                                  01/20/43                       556,531          557,422   (h,i)
Greenwich Capital Commercial Funding Corp.
  5.12%                                  04/10/37                       422,000          423,025   (h)
Homeside Mortgage Securities Trust (Class A)
  4.36%                                  01/20/27                       178,751          178,837   (h,i)
Impac CMB Trust (Class A)
  4.64%                                  10/25/35                     2,939,930        2,939,930   (h,i)
  4.76%                                  12/25/33                       397,806          397,958   (h,i)
JPMorgan Chase Commercial Mortgage Securities Corp.
  1.16%                                  01/12/39                     4,784,505          197,573   (b,h,i)
  6.47%                                  11/15/35                       298,000          317,840   (h)
LB-UBS Commercial Mortgage Trust
  4.06%                                  09/15/27                       695,000          675,450   (h,i)
  4.51%                                  12/15/29                       298,000          289,212   (h)
  4.53%                                  01/15/36                     2,098,574          148,868   (b,d,h)
  4.74%                                  03/15/34                     1,204,267           18,501   (b,d,h,i)
  4.92%                                  01/18/12                     6,468,000          212,267   (d,h,i)
  6.23%                                  03/15/26                       229,000          236,966   (h)
  7.01%                                  02/15/40                     5,018,553          108,072   (b,d,h,i)
  7.33%                                  03/15/36                     5,345,418          154,892   (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
  6.13%                                  12/15/30                       400,000          421,055   (h)
  6.65%                                  11/15/27                     2,251,000        2,410,971   (h)
LB-UBS Commercial Mortgage Trust (Class B)
  6.65%                                  07/14/16                        66,000           70,441   (b,h)
Master Alternative Loans Trust
  5.00%                                  08/25/18                       312,790           41,836   (g,h)
  6.50%                                  08/25/34 - 05/25/35          1,180,253        1,199,899   (h)
Master Alternative Loans Trust (Class 3)
  6.50%                                  01/25/35                       297,126          301,211   (h)
Morgan Stanley Capital I
  7.11%                                  04/15/33                       707,000          751,999   (h)
Morgan Stanley Dean Witter Capital I
  4.57%                                  04/15/34                       875,691           20,695   (b,d,h,i)
  4.81%                                  10/15/35                     1,459,671           33,040   (b,d,h,i)
  7.20%                                  10/15/33                        72,000           77,600   (h)
Morgan Stanley Dean Witter Capital I (Class A)
  6.39%                                  10/15/35                       550,000          585,641   (h)
  6.54%                                  02/15/31                        94,224           97,337   (h)
Morgan Stanley Dean Witter Capital I (Class X)
  1.46%                                  02/01/31                       468,639           20,957   (b,h,i)
Puma Finance Ltd. (Class A)
  4.31%                                  10/11/34                       271,306          271,206   (h,i)
  4.68%                                  03/25/34                       436,924          437,479   (h,i)
Structured Asset Securities Corp. (Class X)
  2.05%                                  02/25/28                       232,589           12,065   (i)
Wachovia Bank Commercial Mortgage Trust
  5.22%                                  07/15/42                       100,000          100,188   (h,i)
Washington Mutual Inc.
  4.72%                                  01/25/45                       801,700          803,229   (h,i)
                                                                                      22,453,323

SOVEREIGN BONDS - 1.6%
Government of Bahamas
  6.63%                                  05/15/33                       230,000          266,509   (b,h)
Government of Brazil
  8.75%                                  02/04/25                       260,000          287,300
Government of Brazilian
  11.00%                                 08/17/40                       530,000          683,170   (j)
Government of Colombia
  6.14%                                  11/16/15                       160,000          163,200   (h,i)
Government of Indonesia
  7.50%                                  01/15/16                       265,000          274,938   (b)
  8.50%                                  10/12/35                       260,000          282,750   (b)
Government of Peru
  7.35%                                  07/21/25                       615,000          605,775
Government of Turkey
  7.38%                                  02/05/25                       250,000          258,125
  11.88%                                 01/15/30                       250,000          384,375
Government of Vietnam
  6.88%                                  01/15/16                       260,000          271,050   (b,h)
Province of Saskatchewan Canada
  8.50%                                  07/15/22                       105,000          144,669
                                                                                       3,621,861

TOTAL BONDS AND NOTES                                                                235,508,644
  (COST $239,096,500)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
------------------------------------------------------------------------------------------------
Zurich Regcaps Funding Trust I                                              440   $      442,750   (b)
  (COST $454,300)

                                                                      PRINCIPAL
                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 18.2%
------------------------------------------------------------------------------------------------
ASSET BACKED - 13.1%
American Express Credit Account Master Trust (Class A)
  4.49%                                  12/15/08              $        500,000   $      500,248   (i)
Chase Credit Card Master Trust (Class A)
  4.48%                                  07/15/10                     1,780,000        1,783,965   (i)
Citibank Credit Card Issuance Trust
  4.75%                                  03/07/08                       613,000          613,279   (i)
Countrywide Asset-Backed Certificates
  4.81%                                  05/25/33                        13,429           13,461   (i)
Countrywide Asset-Backed Certificates (Class 2)
  4.68%                                  06/25/33                        29,767           29,816   (i)
Countrywide Asset-Backed Certificates (Class A)
  4.78%                                  03/25/33                       267,385          268,025   (i)
Discover Card Master Trust I (Class A)
  4.39%                                  05/15/11                     3,000,000        2,999,537   (i)
First Franklin Mtg Loan Asset Backed Certificates
  4.56%                                  12/31/49                     3,000,000        2,999,978   (i)
Ford Credit Floorplan Master Owner Trust (Class A)
  4.41%                                  07/15/09                     5,000,000        4,994,289   (i)
Gracechurch Card Funding PLC (Class A)
  4.40%                                  02/17/09                     2,000,000        2,000,535   (i)
Household Automotive Trust (Class A)
  4.71%                                  05/18/09                     3,170,400        3,174,269   (i)
Long Beach Mortgage Loan Trust
  4.50%                                  09/25/35                     1,710,651        1,710,900   (i)
  4.66%                                  09/25/35                     6,000,000        6,005,984   (i)
Residential Asset Mortgage Products, Inc.
  4.65%                                  12/25/33                     2,000,000        2,002,858   (i)
                                                                                      29,097,144

CORPORATE NOTES - 1.8%
Prudential Financial, Inc.
  4.63%                                  06/13/08                     1,000,000        1,001,060   (i)
Toyota Motor Credit Corp.
  4.44%                                  09/15/06                     3,000,000        3,000,114   (i)
                                                                                       4,001,174

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
Banc of America Large Loan
  4.58%                                  03/15/08                     1,500,000        1,499,604   (b,i)
GSAMP Trust
  4.53%                                  12/25/35                     1,000,000        1,000,000   (i)
Interstar Millennium Trust (Class A)
  4.69%                                  03/14/36                        71,302           71,463   (i)
Lehman Brothers Floating Rate Commercial Mortgage Trust
  4.54%                                  10/15/17                     1,988,987        1,989,403   (b,i)
MortgageIT Trust (Class 1)
  4.64%                                  05/25/35                     2,480,128        2,483,431   (i)
Thornburg Mortgage Securities Trust (Class A)
  4.72%                                  04/25/43                       356,100          357,601   (i)
                                                                                       7,401,502

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                    40,499,820
  (COST $40,492,344)

TOTAL INVESTMENT IN SECURITIES                                                       276,451,214
  (COST $280,043,144)

                                                               NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.6%
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.5%
GEI Short Term Investment Fund
  4.42%                                                               3,374,785   $    3,374,785   (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 3.1%
GEI Short Term Investment Fund
  4.42%                                                               6,934,797        6,934,797   (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                          10,309,582
  (COST $10,309,582)

TOTAL INVESTMENTS                                                                    286,760,796
  (COST $290,352,726)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (28.6)%                                 (63,693,163)

                                                                                  --------------
NET ASSETS - 100%                                                                 $  223,067,633
                                                                                  ==============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Fixed Income Fund had the following long futures contracts open at December 31, 2005:

                                                                                                        UNREALIZED
                                                                  NUMBER OF       CURRENT NOTIONAL     APPRECIATION/
               DESCRIPTION                  EXPIRATION DATE       CONTRACTS             VALUE          DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5Yr. Futures               March 2006             100         $     10,634,375   $        (10,456)

The GE Fixed Income Fund had the following short futures contracts open at December 31, 2005:

                                                                                                        UNREALIZED
                                                                  NUMBER OF       CURRENT NOTIONAL     APPRECIATION/
               DESCRIPTION                  EXPIRATION DATE       CONTRACTS             VALUE          DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10Yr. Futures              March 2006             25          $     (2,735,156)  $          4,060

                                                                                                     ----------------
                                                                                                     $         (6,396)
                                                                                                     ================

                              GE MONEY MARKET FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                                      PRINCIPAL        AMORTIZED
                                                                         AMOUNT             COST
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 100.3%
------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS - 12.0%

U.S. AGENCIES
Federal Home Loan Mortgage Corp.
  3.73%                                  01/10/06              $     10,220,000   $   10,210,636   (d)
  3.80%                                  07/12/06                     8,570,000        8,570,000
  4.32%                                  04/25/06                     7,060,000        6,965,543   (d)
                                                                                      25,746,179

COMMERCIAL PAPER - 38.9%
Abbey National PLC
  4.50%                                  01/03/06                    10,520,000       10,517,370
Bank of America Corp.
  4.19%                                  01/31/06                     8,500,000        8,470,321
Barclays PLC
  4.16%                                  01/09/06                     8,500,000        8,492,142
Ciesco L P
  4.19%                                  01/12/06                     5,270,000        5,263,253
Credit Suisse First Boston
  4.21%                                  01/23/06                     8,470,000        8,448,209
Goldman Sachs Group
  4.36%                                  01/04/06                     8,640,000        8,636,861
HBOS PLC
  4.16%                                  02/02/06                     8,500,000        8,468,569
Jupiter Securitization Corp.
  4.30%                                  01/17/06                     8,410,000        8,393,928
Preferred Receivables Funding Corp.
  4.24%                                  01/24/06                     8,470,000        8,447,056
Sheffield Receivables Corp.
  4.29%                                  01/13/06                     8,450,000        8,437,916
                                                                                      83,575,625

REPURCHASE AGREEMENTS - 9.3%
UBS
  4.27%                                  01/03/06                    20,070,000       20,070,000

CORPORATE NOTES - 18.3%
American Express Credit Corp.
  4.39%                                  01/05/06                     4,680,000        4,683,772   (i)
Canadian Imperial Bank
  4.35%                                  01/23/06                     8,470,000        8,470,000
HSBC Finance Corp.
  4.55%                                  06/22/06                     8,540,000        8,543,518   (i)
Morgan Stanley Group Inc.
  4.30%                                  02/03/06                     9,060,000        9,060,000   (i)
Societe Generale
  4.33%                                  10/31/06                     8,500,000        8,498,788
                                                                                      39,256,078

CERTIFICATES OF DEPOSIT - 21.3%
Calyon
  4.17%                                  01/09/06                     8,500,000        8,500,000
Dexia Credit Local S.A.
  4.34%                                  02/02/06                     8,450,000        8,450,000
First Tennessee Bank
  4.31%                                  01/31/06                     4,510,000        4,510,000
  4.35%                                  01/31/06                     3,940,000        3,940,000
Lloyds Bank PLC
  4.04%                                  01/06/06                     8,540,000        8,539,743
Toronto-Dominion Bank
  4.45%                                  03/23/06                     8,420,000        8,420,000
Wells Fargo Bank
  4.34%                                  01/09/06                     2,160,000        2,160,000
  4.40%                                  01/06/06                     1,310,000        1,310,000
                                                                                      45,829,743

TIME DEPOSIT - 0.5%
State Street Corp.
  3.95%                                  01/03/06                     1,000,694        1,000,694   (e)

TOTAL SHORT TERM INVESTMENTS                                                         215,478,319
  (COST  $215,478,319)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.3)%                                     (564,570)

                                                                                  --------------
NET ASSETS - 100.0%                                                               $  214,913,749
                                                                                  ==============

               NOTES TO SCHEDULES OF INVESTMENTS December 31, 2005
--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $3,877,293; $22,890,987; $356,442; $1,528,366; $6,223,075 and $3,254,439
      or 3.88%, 10.26%, 0.66%, 1.37%, 2.41% and 2.15% of net assets for the GE
      Short Term Govt Fund, GE Fixed Income Fund, GE Global Equity Fund, GE International Equity Fund, GE Strategic Investment Fund and GE Government Securities Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2005.

(j)   All or a portion of the security out on loan.

(k)   Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by FSA, AMBAC, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of December 31, 2005 (as a percentage of net assets) as follows:

      FSA                  18.12%
      AMBAC                11.49%
      MBIA                  5.89%

(p)   Treasury Inflated Securities.

 *    Less than 0.1%.

The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.

Abbreviations:

ADR                      American Depository Receipt
AMBAC                    AMBAC Indemnity Corporation
FGIC                     Financial Guaranty Insurance Corporation
FSA                      Financial Security Assurance
GDR                      Global Depository Receipt
MBIA                     Municipal Bond Investors Assurance Corporation
REGD.                    Registered
REIT                     Real Estate Investment Trust
REMIC                    Real Estate Mortgage Investment Conduit
SPDR                     Standard & Poors Depository Receipts
STRIPS                   Separate Trading of Registered Interest and
                          Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  March 01, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  March 01, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Funds

Date:  March 01, 2006